Portfolio of Investments April 30, 2025
Municipal Total Return
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
1443984679 MUNICIPAL BONDS - 97 .4% 1443984679
ALABAMA - 0.5%
$ 1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250% 11/01/49 $ 1,041,213
240,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/32 260,149
50,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/34 54,056
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/35 268,549
400,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/39 416,033
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 260,625
75,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 76,958
90,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 90,808
255,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 261,171
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,501,748
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,213,608
1,250,000 Walker County Board of Education, Alabama, Special School Tax
Warrants, Series 2025
5 .000 03/01/47 1,278,954
TOTAL ALABAMA 6,723,872
ALASKA - 0.4%
1,400,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/30 1,401,057
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,085,197
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,202,296
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,517,396
TOTAL ALASKA 6,205,946
ARIZONA - 2.3%
2,200,000 (a) Arizona Industrial Development Authority Education Revenue
Bonds, Pinecrest Academy of Northern Nevada Project, Series
2022A
4 .500 07/15/29 2,098,229
100,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 100,268
1,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/51 935,180
40,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 39,437
615,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 619,739
1,050,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,047,725
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 1,910,886

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,605,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250% 07/01/44 $ 1,633,766
7,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 7,055,689
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,012,528
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 4,845,006
410,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 416,351
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 3,420,434
250,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/44 240,017
1,575,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Desert Heights Charter School Project,
Refunding Series 2024
5 .875 06/01/44 1,519,239
1,500,000 (a) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,486,173
2,250,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/43 2,376,553
TOTAL ARIZONA 33,757,220
ARKANSAS - 0.5%
1,400,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,279,476
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,836,465
2,015,000 Arkansas Tech University, Revenue Bonds, Refunding Student
Fee Series 2022A - BAM Insured
5 .000 12/01/42 2,039,403
850,000 (b) Hope, Arkansas, Sales and Use Tax Revenue Bonds, Series 2025
- BAM Insured
4 .500 06/01/46 821,972
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,046,484
TOTAL ARKANSAS 7,023,800
CALIFORNIA - 3.5%
2,250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/40 2,377,143
250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 260,621
2,500,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .250 07/01/43 2,328,102
655,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University, Series 2013-U3
5 .000 06/01/43 726,013
450,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Health Care, Series 2020A
4 .000 08/15/50 409,825
100,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,108
1,180,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/36 1,181,469
1,500,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 1,500,434
600,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
5 .500 06/15/39 624,235
315,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
5 .900 06/15/44 331,028

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,750,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000% 07/01/42 $ 1,580,977
3,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 3,244,836
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,034,091
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/44 329,841
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/49 337,289
4,000,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 3,853,080
2,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
5 .875 06/01/39 1,920,244
1,305,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .375 06/01/59 1,192,170
1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 1,000,310
325,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/25 325,222
1,485,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/37 1,496,108
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 954,594
700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 700,184
325,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/37 319,042
3,900,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,926,849
280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 272,842
750,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .125 08/15/47 767,926
1,250,000 El Rancho Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2023D - BAM
Insured
5 .750 08/01/48 1,402,313
5,000,000 Glendale Unified School District, Los Angeles County, California,
General Obligation Bonds, 2011 Election Series 2016C
3 .000 09/01/39 4,307,645
750,000 Irvine, California, Special Tax Bonds, Community Facilities District
2004-1 Central Park, Series 2015A
4 .000 09/01/35 737,348
50,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 52,800
1,145,000 Long Beach, California, Airport Revenue Bonds, Senior
Refunding Series 2022C - AGM Insured, (AMT)
5 .250 06/01/47 1,174,735
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5 .250 05/15/40 1,061,159
1,000,000 North Lake Tahoe Public Financing Authority, California, Lease
Revenue Bonds, Health & Human Services Center Series 2022
5 .500 12/01/47 1,079,222
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5 .000 09/01/44 1,210,680
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/38 3,257,600
TOTAL CALIFORNIA 52,378,085

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 7.7%
$ 4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250% 12/15/44 $ 4,332,986
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 867,958
500,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 493,692
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,660,947
530,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
5 .000 12/01/49 544,893
500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .500 12/01/43 530,966
1,250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .000 12/01/49 1,252,735
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/01/54 494,385
700,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 654,309
5,785,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 6,119,153
520,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5 .000 12/01/41 440,994
1,000,000 (b) Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/44 1,055,301
1,500,000 (b) Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/45 1,577,013
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,021
385,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 385,066
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 810,233
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
5 .000 11/15/41 1,555,737
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,238,744
5,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,436,168
4,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 3,660,187
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,246,550
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 488,572
2,905,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 1,660,286
795,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875 12/01/34 759,035
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 512,533
1,665,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/35 1,844,140

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750% 11/15/34 $ 1,949,466
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 904,675
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/40 3,837,842
2,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/41 2,724,469
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 752,225
1,100,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/25 1,100,585
1,205,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/40 1,087,683
3,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 2,894,305
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 297,870
500,000 (a) Granary Metropolitan District 9, Weld County, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024
5 .450 12/01/44 459,561
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 454,797
2,000,000 Gypsum, Colorado, Sewer Enterprise Revenue Bonds, Series
2024
5 .000 12/01/54 2,061,845
1,065,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 996,343
500,000 (a) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 446,541
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 695,869
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024A
- AGM Insured
5 .000 12/01/49 2,016,181
1,500,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .125 12/15/44 1,387,056
1,200,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .250 12/15/49 1,105,396
2,550,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,515,410
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6 .250 12/01/37 502,549
4,000,000 Mesa County Valley School District 51, Grand Junction, Colorado,
General Obligation Bonds, Series 2025
5 .250 12/01/49 4,270,800
500,000 (a) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 481,896
1,300,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 1,350,676
750,000 (a) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 691,487
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7 .500 12/01/52 1,312,593
1,035,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,008,643

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,130,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000% 12/01/42 $ 5,190,469
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/38 1,465,559
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 706,058
1,450,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,325,369
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 575,120
1,345,000 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,223,972
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,348,531
500,000 (a),(c) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 332,698
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,363,975
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 9,011,502
1,000,000 (b) STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding First Lien Series 2025A-1
5 .250 12/01/45 1,019,960
1,000,000 (b) STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding First Lien Series 2025A-1
5 .000 12/01/55 1,001,464
600,000 (a),(b) STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding Second Lien Series 2025A-2
6 .250 12/01/55 604,982
900,000 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding & Improvement Series
2019
5 .000 12/01/39 874,288
500,000 (c) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0 .000 12/01/54 354,209
1,000,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 845,368
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,220,768
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 906,251
2,870,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,632,164
1,000,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 929,372
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 679,204
TOTAL COLORADO 114,040,650

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.8%
$ 5,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4 .000% 07/01/51 $ 4,375,906
6,465,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 6,472,995
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 833,826
TOTAL CONNECTICUT 11,682,727
DELAWARE - 0.2%
375,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5 .250 07/01/44 375,978
715,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 703,456
1,030,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/30 1,039,768
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 757,161
TOTAL DELAWARE 2,876,363
DISTRICT OF COLUMBIA - 0.2%
1,240,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC
Issue, Series 2019
4 .000 07/01/44 1,092,473
1,540,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5 .000 10/01/47 1,554,977
TOTAL DISTRICT OF COLUMBIA 2,647,450
FLORIDA - 12.9%
530,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
4 .250 05/01/32 526,225
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 988,257
1,495,000 Bay County School Board, Florida, Certificates of Participation,
Series 2022A
5 .500 07/01/42 1,589,651
690,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 690,286
2,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/52 1,995,059
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,263,349
1,000,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2022, (AMT)
5 .250 09/01/47 1,022,731
4,000,000 (a) Cabot Citrus Farms Community Development District, Florida,
Special Revenue Bond, Anticipated Note Series 2024
5 .250 03/01/29 4,011,294
4,890,000 Canaveral Port Authority, Florida, Port Improvement Revenue
Refunding Bonds, Series 2018B
5 .000 06/01/48 4,895,792
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,062,536
2,095,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 1,915,582
2,010,000 (a) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 1,951,425
1,525,000 (a) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,431,533
1,270,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,193,504
2,235,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,311,022
2,490,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,579,070

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 435,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .000% 06/01/43 $ 394,867
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 500,115
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 975,605
2,375,000 Escambia County Health Facilities Authority Health Care Facilities
Revenue Bonds, Florida, Series 2020A (Baptist Health Care
Corporation Obligated Group)
5 .000 08/15/32 2,479,412
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,066,049
925,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series
2022
5 .000 10/01/32 936,099
1,230,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Classical Academy Series 2024A
5 .250 06/01/44 1,193,423
175,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .150 07/01/27 175,910
385,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .750 07/01/47 382,767
170,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .000 06/15/35 170,106
1,210,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Saint Andrews School of Boca Raton Inc Project
Series 2024A
5 .250 06/01/44 1,220,448
1,215,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Saint Andrews School of Boca Raton Inc Project
Series 2024A
5 .250 06/01/49 1,210,503
700,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022
5 .250 08/15/37 658,345
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 2,999,929
3,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 3,629,177
500,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 481,336
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A
5 .000 02/01/40 1,040,171
12,000,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior
Lien Series 2015A
5 .000 10/01/35 12,012,254
8,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5 .000 10/01/40 8,002,261
500,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
6 .150 05/01/54 500,447
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,156,920
1,905,000 Hialeah Utility Systems, Florida, Systems Revenue Bonds,
Refunding Series 2022
5 .000 10/01/33 2,039,101
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5 .600 05/01/44 300,854
2,860,000 Hollywood Beach Community Development District 1, Florida,
Revenue Bonds, Public Parking Facilitiy Project, Refunding Series
2020
5 .000 10/01/35 2,972,479
1,110,000 (a) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 925,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,875,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 - AGM
Insured
5 .500% 05/01/43 $ 1,994,371
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,743,325
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 10,577,280
760,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 731,186
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 915,433
640,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5 .250 06/15/27 640,074
985,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .000 06/15/38 978,370
1,000,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .250 06/15/42 994,314
2,000,000 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Shell Point/Alliance Obligated Group,
Shell Point Project, Refunding Series 2024C
5 .000 11/15/44 1,988,963
1,065,000 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Shell Point/Alliance Obligated Group,
Shell Point Project, Series 2024A
5 .250 11/15/54 1,058,249
4,410,000 Lee County, Florida, Airport Revenue Bonds, Series 2024, (AMT) 5 .250 10/01/43 4,588,594
2,895,000 Manatee County, Florida, Public Utilities Revenue Bonds,
Improvement and Refunding Series 2023
4 .000 10/01/48 2,718,714
9,250,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/39 9,251,730
6,550,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/44 6,549,655
325,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 325,507
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 2,009,381
670,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 699,455
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,460,543
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,588,487
2,960,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/39 2,964,061
745,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/29 780,945
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 647,632
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 775,988
1,520,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 1,491,365
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,087,954
240,000 (a) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5 .800 05/01/54 230,675
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,069,978

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200% 05/01/33 $ 996,970
410,000 Pompano Beach, Florida, Revenue Bonds, John Knox Village
Project, Series 2015
5 .000 09/01/35 410,067
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018
5 .000 07/01/38 5,095,229
2,120,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2022
5 .250 10/01/52 2,214,149
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,621,112
2,200,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .250 07/01/46 2,336,984
3,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 3,181,706
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,423,228
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,503,502
11,195,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 10,012,589
4,090,000 Tampa, Florida, Water and Wastewater Systems Revenue Bonds,
Green Series 2022A
5 .250 10/01/57 4,290,086
1,095,000 Village Community Development District 10, Sumter County,
Florida, Special Assessment Revenue Bonds, Refunding Series
2023 - AGM Insured
5 .000 05/01/39 1,150,498
975,000 Village Community Development District 10, Sumter County,
Florida, Special Assessment Revenue Bonds, Refunding Series
2023 - AGM Insured
5 .000 05/01/40 1,018,081
2,850,000 (a) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,908,537
3,750,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 3,754,407
500,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Refunding Series 2025
5 .000 06/01/34 523,635
500,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Refunding Series 2025
5 .000 06/01/36 517,045
TOTAL FLORIDA 191,670,980
GEORGIA - 1.6%
750,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 737,373
2,000,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 2,007,761
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,077,090
8,425,000 Coweta County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
5 .000 07/01/44 8,558,236
7,260,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 6,433,340
2,310,000 (a) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second Tier
Series 2021B
5 .000 01/01/36 2,294,580
950,000 Henry County Hospital Authority, Georgia, Revenue Certificates,
Piedmont Henry Hospital Project, Series 2014A
5 .000 07/01/34 950,026
1,935,000 (a) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/27 1,939,051
TOTAL GEORGIA 23,997,457
GUAM - 0.2%
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/33 1,004,098
1,535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/37 1,560,363
TOTAL GUAM 2,564,461

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.2%
$ 750,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000% 07/01/34 $ 742,858
440,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
4 .000 05/15/29 433,730
470,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
4 .000 05/15/30 458,915
375,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
5 .000 05/15/31 385,725
250,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
5 .000 05/15/32 257,272
TOTAL HAWAII 2,278,500
IDAHO - 0.5%
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 611,840
4,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
4 .000 03/01/38 3,950,566
1,100,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .250 05/01/49 978,813
750,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .375 05/01/54 666,379
1,135,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/32 1,047,183
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 769,142
TOTAL IDAHO 8,023,923
ILLINOIS - 5.3%
525,428 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 525,541
3,850,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/35 3,979,180
1,685,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 1,761,394
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/39 1,031,001
1,125,000 (b) DuPage County High School District 87, Glenbard Township,
Illinois, General Obligation Bonds, Series 2025
5 .250 01/01/46 1,180,428
4,650,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/40 5,005,308
2,000,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014
4 .000 08/01/38 1,846,771
1,220,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 1,221,285
1,275,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,287,158
1,000,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,043,121
1,750,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
4 .000 08/15/40 1,633,003
2,000,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
4 .000 08/15/41 1,856,441
2,750,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/38 2,749,973
12,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 11,672,237
725,000 Illinois Finance Authority, Revenue Bonds, Smith Crossing,
Refunding Series 2022
4 .000 10/15/30 685,718
7,500,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4 .000 10/01/38 7,174,315

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 830,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000% 02/15/26 $ 833,009
400,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/29 403,358
1,240,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/50 1,154,115
2,255,000 (a) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,197,821
1,240,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,325,561
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,535,451
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C 4 .000 10/01/40 4,515,991
5,330,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 5,341,916
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,166,415
2,730,000 Lemont Fire Protection District, Cook, DuPage and Will Counties,
Illinois, General Obligation Bonds, Series 2025
4 .000 12/30/41 2,551,151
2,935,000 Lemont Fire Protection District, Cook, DuPage and Will Counties,
Illinois, General Obligation Bonds, Series 2025
4 .000 12/30/42 2,717,524
3,210,000 Lemont Fire Protection District, Cook, DuPage and Will Counties,
Illinois, General Obligation Bonds, Series 2025
4 .000 12/30/43 2,952,177
1,000,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B
5 .000 10/01/39 956,813
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,056,922
2,000,000 Will County School District 114, Manhattan, Illinois, General
Obligation Bonds, Series 2022 - BAM Insured
5 .500 01/01/43 2,158,439
4,000,000 Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source Series 2019
4 .000 11/15/47 3,571,207
TOTAL ILLINOIS 79,090,744
INDIANA - 4.4%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .500 07/15/41 1,093,704
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .500 01/15/43 1,757,121
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,749,744
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding, Series
2024C - BAM Insured
5 .250 05/01/51 771,381
2,500,000 Evansville, Indiana, Waterworks District Revenue Bonds, Series
2022A - BAM Insured
5 .000 07/01/47 2,540,042
1,000,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 895,267
850,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
4 .000 11/01/48 761,337
4,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A
5 .000 07/01/42 3,957,063
520,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 440,554
5,260,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 5,290,261
500,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/30 514,517

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,020,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000% 11/01/31 $ 1,043,900
435,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/32 443,325
1,110,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/33 1,127,034
760,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/34 770,202
665,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/35 673,810
235,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/36 222,587
1,125,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/43 1,000,761
1,785,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/42 1,819,013
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/52 1,678,413
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,716,908
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,897,671
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,576,394
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 3,988,292
785,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 774,944
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 518,022
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 515,486
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,047,163
2,235,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series 2023B
5 .250 02/01/48 2,373,880
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6 .000 02/01/48 6,501,303
630,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/37 700,910
500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/39 548,956
2,960,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/36 3,275,813
3,500,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/38 3,830,949
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,388,135
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,233,002
465,000 Tippecanoe County NSE08 School Building Corporation, Indiana,
Ad Valorem Property Tax First Mortgage Bonds, Series 2023B
6 .000 07/15/41 528,416
1,325,000 Tippecanoe County NSE08 School Building Corporation, Indiana,
Ad Valorem Property Tax First Mortgage Bonds, Series 2023B
6 .000 01/15/43 1,488,811
TOTAL INDIANA 65,455,091

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.3%
$ 2,030,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4 .550% 07/01/45 $ 2,015,421
3,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 3,040,870
TOTAL IOWA 5,056,291
KANSAS - 0.6%
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 969,531
725,000 Kansas Independent College Finance Authority, Revenue
Anticipation Notes, Private Education Short-Term Loan Program,
Series 2024A, B, and C
8 .150 05/01/25 725,000
1,200,000 Kansas Independent College Finance Authority, Revenue
Anticipation Notes, Private Education Short-Term Loan Program,
Series 2024A, B, and C
8 .500 05/01/25 1,200,000
1,500,000 Marion County Unified School District 410 Marion-Durham-
Hillsboro-Lehigh, Kansas, General Obligation Bonds Series 2024
- AGM Insured
4 .000 09/01/44 1,340,189
2,700,000 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series
2023A - AGM Insured
5 .000 09/01/42 2,786,744
2,350,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/33 2,356,777
TOTAL KANSAS 9,378,241
KENTUCKY - 0.1%
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,336,442
TOTAL KENTUCKY 1,336,442
LOUISIANA - 2.1%
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,344,968
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 515,058
200,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 192,211
2,640,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/35 2,677,449
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 2,004,846
12,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 12,785,441
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 427,332
1,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/51 1,042,946
3,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5 .000 04/01/37 3,040,519
4,900,000 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023
5 .250 03/01/37 5,130,135
TOTAL LOUISIANA 31,160,905
MAINE - 0.2%
1,500,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000 05/01/44 1,401,283
1,000,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000 05/01/49 935,866
500,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2022C - AGM Insured
5 .500 07/01/38 544,864
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 731,582
TOTAL MAINE 3,613,595

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 0.1%
$ 1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250% 07/01/54 $ 1,441,430
TOTAL MARYLAND 1,441,430
MASSACHUSETTS - 0.8%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 500,033
7,980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5 .000 07/01/50 7,934,243
3,280,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2023B
5 .000 05/01/43 3,458,568
TOTAL MASSACHUSETTS 11,892,844
MICHIGAN - 2.3%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,133,665
580,000 (d) Detroit Downtown Development Authority, Michigan, Tax
Increment Bonds, Development  Area 1 Projects, Series 1996C,
(ETM)
0 .000 07/01/25 576,433
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,196,445
5,000 (d) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,095
4,000,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured
5 .000 06/01/42 4,191,942
825,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015B
5 .000 05/15/34 825,530
3,975,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/35 4,409,520
375,000 (a) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 278,991
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 775,057
3,075,000 Michigan State University, General Revenue Bonds, Series 2024A 5 .250 08/15/43 3,313,180
5,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/44 4,653,131
6,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 6,005,165
3,000,000 Wyoming Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023 - AGM
Insured
5 .000 05/01/43 3,103,475
TOTAL MICHIGAN 34,467,629
MINNESOTA - 1.9%
585,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 538,659
4,675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/48 4,233,981
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,110,704
305,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
4 .500 08/01/26 304,600
1,750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/37 1,815,462
980,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 1,022,245
1,000,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT
Charter School Project,  Series 2022A
5 .000 06/01/32 953,661

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 8,965,000 (e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A, (UB)
4 .375% 11/15/53 $ 8,691,590
5,630,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 5,491,889
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 767,325
TOTAL MINNESOTA 27,930,116
MISSISSIPPI - 1.4%
3,180,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center, Colony
Park Teaching Campus, Series 2023A
5 .000 06/01/42 3,277,790
5,000,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2023C
4 .550 12/01/43 5,019,198
4,000,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,977,469
8,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 8,402,633
TOTAL MISSISSIPPI 20,677,090
MISSOURI - 2.9%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 3,225,740
1,900,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2025
5 .500 03/01/45 2,026,966
2,500,000 (a) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,242,837
1,960,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 2,052,531
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,222,159
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2012
4 .000 11/15/42 8,877,010
650,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/28 652,617
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 472,489
2,330,000 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A
5 .250 04/01/39 2,400,515
2,200,000 Ozark Reorganized School District 6, Christian County, Missouri,
General Obligation Bonds, School Building Series 2022 - AGM
Insured
6 .000 03/01/42 2,444,063
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 10,407,475
253,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 88,550
510,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 483,937
2,255,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875 06/15/36 2,210,562
600,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/42 671,377
TOTAL MISSOURI 42,478,828

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 1.2%
$ 3,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .450% 12/01/43 $ 3,019,963
5,000,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 4,951,279
8,720,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 9,118,455
TOTAL MONTANA 17,089,697
NEBRASKA - 0.9%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,836,539
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,570,671
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,018,237
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,574,477
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 2,952,293
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,078,002
TOTAL NEBRASKA 13,030,219
NEVADA - 1.5%
3,000,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/42 2,941,811
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 12,815,047
770,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5 .000 03/01/38 759,469
600,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 584,540
1,000,000 Las Vegas, Nevada, Local Improvement Revenue Bonds, Special
Improvement District 818 Summerlin Village 27, Series 2024
5 .000 12/01/39 1,003,512
935,000 Las Vegas, Nevada, Local Improvement Revenue Bonds, Special
Improvement District 818 Summerlin Village 27, Series 2024
5 .000 12/01/44 901,420
2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000 07/01/49 2,619,628
TOTAL NEVADA 21,625,427
NEW HAMPSHIRE - 1.1%
670,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017, (Pre-
refunded 7/01/27)
5 .000 07/01/44 696,700
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,070,834
9,455,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, University System of New Hampshire, Series
2015
5 .000 07/01/40 9,466,761
1,350,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2023B
4 .450 07/01/43 1,359,680
TOTAL NEW HAMPSHIRE 15,593,975
NEW JERSEY - 2.2%
100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2025E - BAM Insured
5 .750 10/15/48 111,528
3,920,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 4,119,511
2,715,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 2,838,975
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,610,954

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,500,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125% 01/01/39 $ 1,502,720
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,533,012
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,169,899
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 1,909,987
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,852,518
200,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/32 200,300
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024A
5 .250 06/15/39 7,611,831
1,300,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/35 1,327,556
TOTAL NEW JERSEY 32,788,791
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,028,688
TOTAL NEW MEXICO 2,028,688
NEW YORK - 6.3%
400,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .000 07/01/27 399,952
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
4 .000 06/15/32 367,677
1,250,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project Series 2022
5 .750 06/01/42 1,263,592
1,335,000 Dormitory Authority of the State of New York, Columbia
University Revenue Bonds, Series 2020A
5 .000 10/01/50 1,435,423
785,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2022A
5 .000 07/01/37 810,731
725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/32 725,760
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 520,778
925,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
4 .000 07/01/38 810,401
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/41 774,098
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/32 9,002,666
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 4,492,256
2,535,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/25 2,541,054
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/36 768,437
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/37 428,070
750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/38 704,913
7,800,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/37 7,905,926
1,575,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,759,778
580,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 659,144

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,975,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000% 12/01/46 $ 1,976,161
2,011,369 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,975,532
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 5,387,145
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,208,049
7,090,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 7,059,449
500,000 (d) New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds,
Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 527,349
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,805,900
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,639,591
1,980,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/44 2,049,935
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/34 5,212,597
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,657,247
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,031,612
750,000 Schenectady County Capital Resource Corporation, New York,
Revenue Bonds, Union College Project, Series 2022
5 .250 07/01/52 787,955
7,165,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
5 .500 05/15/63 7,590,565
7,625,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .250 05/15/52 7,948,706
1,360,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,472,523
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 952,127
1,155,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/38 1,246,074
TOTAL NEW YORK 93,899,173
NORTH CAROLINA - 0.8%
6,370,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2022A
4 .000 07/01/47 5,831,822
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,382,662
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 455,111
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,146,507

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250% 07/01/43 $ 646,625
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,048,175
1,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/44 1,511,111
500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 496,742
TOTAL NORTH CAROLINA 12,518,755
NORTH DAKOTA - 0.7%
2,580,000 North Dakota Board of Higher Education, Housing and Auxiliary
Facilities Revenue Bonds, Bismarck State College, Series 2024 -
AGM Insured
5 .000 05/01/49 2,635,080
1,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D
4 .500 07/01/43 1,002,883
5,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024C
4 .650 07/01/44 4,984,782
1,485,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/34 1,462,217
TOTAL NORTH DAKOTA 10,084,962
OHIO - 2.2%
925,000 Beachwood City School District, Cuyahoga County, Ohio,
General Obligation Bonds,  School Improvement Series 2023
4 .125 12/01/60 851,848
1,315,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 1,364,294
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .250 01/01/42 2,093,412
3,700,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,438,305
1,000,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/44 991,342
1,415,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/49 1,371,111
1,910,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/52 1,823,407
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,064,083
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 402,113
285,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 286,446
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,913,123
5,000,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities Series
2023 - BAM Insured
5 .500 12/01/48 5,332,012
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,100,171
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 239,673
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/15/48 1,825,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500% 12/01/43 $ 1,772,947
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,333,879
635,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/44 663,451
TOTAL OHIO 31,867,144
OKLAHOMA - 0.3%
2,145,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5 .000 10/01/33 2,246,708
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,002,243
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 768,237
TOTAL OKLAHOMA 5,017,188
OREGON - 0.9%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,707,381
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,709,056
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,431,447
525,000 (c) Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
0 .000 06/15/43 546,799
1,600,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,526,905
1,300,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,223,574
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Refunding & New Money Series 2025A
5 .250 05/01/44 2,173,578
500,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 500,729
1,530,000 West Linn, Oregon, General Obligation Bonds, Series 2023 4 .000 06/01/41 1,482,807
1,465,000 West Linn, Oregon, General Obligation Bonds, Series 2023 4 .000 06/01/43 1,383,400
TOTAL OREGON 13,685,676
PENNSYLVANIA - 2.9%
100,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 100,983
2,000,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding Forward
Delivery Series 2022
5 .000 05/01/42 2,015,957
11,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,500
147,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 136,055
73,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 52,593
23,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,029
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,036,529
1,420,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 1,457,226
1,000,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/47 1,066,713
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,353,080

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250% 06/30/35 $ 4,789,592
1,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
4 .125 12/31/38 930,767
8,670,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 8,696,426
3,275,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250 11/01/48 3,379,849
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,031,516
3,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/42 2,875,280
2,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/47 2,631,482
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,246,251
5,625,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2025
5 .000 08/15/47 5,782,588
TOTAL PENNSYLVANIA 43,617,416
RHODE ISLAND - 0.3%
4,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 4,003,117
TOTAL RHODE ISLAND 4,003,117
SOUTH CAROLINA - 1.5%
1,150,000 Aiken Water & Sewer System, South Carolina, Revenue Bonds,
Series 2024A
4 .000 08/01/49 1,026,980
750,000 Horry County, South Carolina, Limited Obligation Bonds,
Hospitality Fee & Local Accommodations Fee Pledge, Series
2022
5 .000 09/01/39 805,721
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 2,930,247
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,390,853
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,299,406
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,487,456
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5 .250 11/15/39 258,964
3,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4 .000 12/01/49 3,081,296
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 930,563
TOTAL SOUTH CAROLINA 22,211,486
SOUTH DAKOTA - 0.7%
1,555,000 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022 - AGM Insured
5 .500 12/01/51 1,629,429
1,960,000 Brandon, Minnehaha County, South Dakota, Water Surcharge
Revenue Bonds, Series 2022 - BAM Insured
5 .500 08/01/47 2,095,219
8,000,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
4 .000 07/01/42 7,323,786
TOTAL SOUTH DAKOTA 11,048,434

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.7%
$ 2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000% 08/01/49 $ 2,006,051
3,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
4 .000 11/15/43 2,699,565
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured
5 .000 07/01/44 681,566
1,100,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .250 07/01/34 1,194,117
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,413,379
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,235,956
TOTAL TENNESSEE 10,230,634
TEXAS - 6.5%
500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
5 .000 08/15/49 466,865
685,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 666,375
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 610,848
500,000 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023
4 .000 08/01/48 466,210
4,300,000 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2024
5 .250 08/01/49 4,542,523
4,300,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/42 4,525,391
560,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 3, Series 2024
5 .000 11/01/44 522,159
550,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5 .250 09/15/42 532,111
3,740,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
4 .000 12/01/51 3,383,052
276,000 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 286,619
750,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 701,054
1,500,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/32 1,575,373
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/33 1,050,751
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/34 1,042,647
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 688,347
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 631,191
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,469,447
6,220,000 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds,
City of Sherman Project Series 2024 - BAM Insured
5 .000 10/01/49 6,375,937
1,230,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4 .500 09/01/32 1,201,069

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A
5 .000% 07/01/52 $ 5,069,563
2,255,000 Highland Park Independent School District, Potter County, Texas,
General Obligation Bonds, School Building Series 2023
5 .250 02/15/41 2,430,930
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,284,953
2,475,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/35 2,528,036
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021, (AMT)
5 .000 11/01/29 1,570,300
1,500,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,488,882
750,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/30 736,066
1,304,880 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/33 1,304,880
2,000,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5 .000 01/01/41 2,005,323
1,040,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 1,032,494
5,455,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Refunding Series 2017
5 .000 02/01/42 5,505,907
2,185,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D
5 .500 11/15/47 2,295,623
3,850,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6 .625 11/15/37 3,959,606
6,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/47 5,924,780
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,373,790
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,120,408
5,415,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 5,817,279
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,812,705
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,456,088
500,000 Texas Public Finance Authority, Revenue Bonds, Texas Southern
University Financing System Series 2023 - BAM Insured
5 .250 05/01/38 527,921
2,000,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,181,491
400,000 (a) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 375,531
1,240,000 Viridian Municipal Management District, Texas, Revenue Bonds,
Road Improvement Series 2023 - AGM Insured
5 .000 12/01/38 1,273,846
TOTAL TEXAS 95,814,371

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 2.8%
$ 265,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625% 12/01/53 $ 258,080
351,000 (a) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 342,049
5,995,000 Herber Light and Power Company, Utah, Electric Revenue Bonds,
Series 2023 - BAM Insured
5 .000 12/15/47 6,117,909
5,925,000 Jordan Valley Water Conservancy District, Utah, Water Revenue
Bonds, Series 2024A
5 .000 10/01/54 6,095,945
1,275,000 (a) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,310,245
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series
2022
5 .250 06/15/47 4,628,133
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series
2022
5 .500 06/15/49 4,241,965
1,955,000 (a) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,459,451
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,411,053
1,450,000 Peaks Public Infrastructure District, Morgan County, Utah, Special
Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,310,706
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/43 1,765,121
850,000 (a) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 806,548
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,301,500
1,000,000 (a) Ventana Resort Village Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 921,099
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,298,033
TOTAL UTAH 41,267,837
VERMONT - 0.9%
12,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
5 .000 10/01/40 12,051,890
1,270,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, University of Vermont Medical Center Project,
Green Series 2016B
5 .000 12/01/37 1,275,534
TOTAL VERMONT 13,327,424
VIRGINIA - 3.1%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 13,199,377
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,676,687
2,030,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 1,892,849
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 443,271
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 374,472
2,200,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
6 .500 09/01/43 2,410,475
5,875,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/40 5,751,583

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 310,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500% 07/01/45 $ 305,820
1,320,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 1,319,871
13,440,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 13,073,337
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 507,564
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 309,893
1,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 1,341,640
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,270,912
650,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 679,916
TOTAL VIRGINIA 45,557,667
WASHINGTON - 2.9%
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,512,131
5,000,000 Jefferson County Public Hospital District 2, Washington, Hospital
Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,086,176
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 1,987,540
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,883,077
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,248,395
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 730,584
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,854,975
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 5,039,081
9,885,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015B
5 .000 10/01/38 9,893,367
675,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/25 676,157
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/32 2,018,733
700,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
4 .000 08/15/42 646,002
2,550,000 (a),(d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7 .000 07/01/50 2,561,954
1,250,000 Whatcom County Public Utility District 1, Washington, General
Obligation Bonds, Limited Tax Series 2025A - BAM Insured,
(AMT)
5 .500 12/01/44 1,308,777
TOTAL WASHINGTON 43,446,949

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.5%
$ 3,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000% 01/01/43 $ 3,233,947
3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 3,780,267
TOTAL WEST VIRGINIA 7,014,214
WISCONSIN - 2.5%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,629,609
3,500,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Refunding Series
2016A
5 .000 06/01/40 3,504,971
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,077,082
1,775,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/38 1,778,680
1,100,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,044,467
7,315,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 7,323,155
1,875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 1,966,332
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,998,694
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,483,740
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,426,486
8,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus Inc., Series 2025
5 .250 08/15/50 8,348,499
3,600,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4 .000 08/15/42 3,315,443
1,415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2024A
5 .250 08/15/39 1,467,597
TOTAL WISCONSIN 37,364,755
TOTAL MUNICIPAL BONDS
(Cost $1,468,165,822) 1,443,984,679
TOTAL LONG-TERM INVESTMENTS
(Cost $1,468,165,822) 1,443,984,679
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
7650000 MUNICIPAL BONDS - 0 .5% 7650000
COLORADO - 0.1%
1,325,000 (g) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
3 .600 11/01/36 1,325,000
TOTAL COLORADO 1,325,000
INDIANA - 0.3%
5,000,000 (g) Purdue University, Indiana, University Revenue Bonds, Student
Facility System Series 2004A
2 .700 07/01/33 5,000,000
TOTAL INDIANA 5,000,000

Portfolio of Investments April 30, 2025
(continued)
Municipal Total Return

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 0.1%
$ 1,325,000 (g) Battery Park City Authority, New York, Revenue Bonds, Adjustable
Rate Junior Series 2019D-2
2 .500% 11/01/38 $ 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $7,650,000) 7,650,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,650,000) 7,650,000
TOTAL INVESTMENTS - 97 .9%
(Cost $ 1,475,815,822 ) 1,451,634,679
FLOATING RATE OBLIGATIONS - (0.5)% (7,170,000)
OTHER ASSETS & LIABILITIES, NET -  2.6% 38,017,834
NET ASSETS - 100% $ 1,482,482,513
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $130,770,272 or 9.0% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,443,984,679 $ – $ 1,443,984,679
Short-Term Investments:
Municipal Bonds – 7,650,000 – 7,650,000
Total $ – $ 1,451,634,679 $ – $ 1,451,634,679

Portfolio of Investments April 30, 2025
Core Impact Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
292142 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .5% 292142
BANKS - 1.0%
$ 200,000 (a) African Development Bank 5 .750 % N/A $ 191,152
TOTAL BANKS 191,152
UTILITIES - 0.5%
100,000 (a),(b) Vistra Corp 7 .000 N/A 100,990
TOTAL UTILITIES 100,990
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $282,010) 292,142
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 4.5% –
66,236 (b) GoodLeap Sustainable Home Solutions Trust 2021-3, Series 2021
3CS
2 .100 05/20/48 50,682
114,563 (b) GoodLeap Sustainable Home Solutions Trust 2021-4, Series 2021
4GS
2 .360 07/20/48 82,097
123,936 (b) Loanpal Solar Loan 2021-2 Ltd, Series 2021 2GS 2 .220 03/20/48 93,468
101,388 (b) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 1 .440 08/20/46 86,026
121,301 (b) Mosaic Solar Loan Trust 2021-3, Series 2021 3A 1 .920 06/20/52 93,094
250,000 (b) Tesla Auto Lease Trust 2024-B, Series 2024 B 4 .820 10/20/27 251,336
31,467 (b) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 29,893
198,378 (b) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 176,434
TOTAL ASSET-BACKED SECURITIES
(Cost $1,004,824) 863,030
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8615179 CORPORATE BONDS - 45 .2% 8615179
AUTOMOBILES & COMPONENTS - 0.4%
100,000 Ford Motor Co 3 .250 02/12/32 81,713
TOTAL AUTOMOBILES & COMPONENTS 81,713
BANKS - 7.5%
250,000 Asian Infrastructure Investment Bank/The 4 .500 01/16/30 257,356
250,000 Citibank NA 4 .876 11/19/27 251,711
250,000 International Development Association, Reg S 0 .375 09/23/25 246,073
175,000 (b) International Development Association 4 .500 02/12/35 177,712
500,000 M&T Bank Corp 4 .833 01/16/29 501,078
TOTAL BANKS 1,433,930
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
200,000 (b) Amazon Conservation DAC 6 .034 01/16/42 199,363
250,000 Rockefeller Foundation/The 2 .492 10/01/50 147,923
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 347,286
CONSUMER SERVICES - 2.1%
250,000 Bush Foundation 2 .754 10/01/50 157,778
100,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 86,923
200,000 Starbucks Corp 4 .450 08/15/49 159,280
TOTAL CONSUMER SERVICES 403,981
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
225,000 (b) Alimentation Couche-Tard Inc 3 .625 05/13/51 149,257
250,000 Sysco Corp 2 .400 02/15/30 226,487
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 375,744
ENERGY - 2.6%
250,000 Arab Energy Fund /The, Reg S 5 .428 05/02/29 257,489
250,000 (b) Raizen Fuels Finance SA 6 .950 03/05/54 236,361
TOTAL ENERGY 493,850
FINANCIAL SERVICES - 8.2%
300,000 European Investment Bank 3 .750 02/14/33 294,482
450,000 (b) HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 432,099
125,000 (b) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 109,836

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 100,000 Kreditanstalt fuer Wiederaufbau 4 .375% 02/28/34 $ 101,282
45,000 Low Income Investment Fund 3 .386 07/01/26 44,151
50,000 NHP Foundation/The 6 .000 12/01/33 53,086
263,000 (b) Starwood Property Trust Inc 6 .500 10/15/30 265,362
250,000 (b) WLB Asset VI Pte Ltd 7 .250 12/21/27 259,992
TOTAL FINANCIAL SERVICES 1,560,290
FOOD, BEVERAGE & TOBACCO - 0.8%
250,000 PepsiCo Inc 2 .875 10/15/49 162,540
TOTAL FOOD, BEVERAGE & TOBACCO 162,540
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
250,000 Seattle Children's Hospital 2 .719 10/01/50 151,988
TOTAL HEALTH CARE EQUIPMENT & SERVICES 151,988
MATERIALS - 3.2%
350,000 Air Products and Chemicals Inc 4 .800 03/03/33 350,790
250,000 (b) Smurfit Westrock Financing DAC 5 .418 01/15/35 250,295
TOTAL MATERIALS 601,085
MEDIA & ENTERTAINMENT - 2.6%
500,000 Comcast Corp 4 .650 02/15/33 491,167
TOTAL MEDIA & ENTERTAINMENT 491,167
TELECOMMUNICATION SERVICES - 0.9%
250,000 Verizon Communications Inc 2 .850 09/03/41 174,766
TOTAL TELECOMMUNICATION SERVICES 174,766
UTILITIES - 12.3%
250,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 252,978
200,000 Duke Energy Progress LLC 4 .000 04/01/52 150,821
250,000 MidAmerican Energy Co 3 .150 04/15/50 166,220
250,000 Pacific Gas and Electric Co 6 .700 04/01/53 252,782
250,000 PG&E Recovery Funding LLC 5 .231 06/01/42 247,844
100,000 Public Service Co of Oklahoma 2 .200 08/15/31 85,153
100,000 Public Service Electric and Gas Co 5 .125 03/15/53 92,441
150,000 (b) RWE Finance US LLC 5 .875 04/16/34 152,680
174,526 (b) Solar Star Funding LLC 5 .375 06/30/35 176,791
200,000 Southern California Edison Co 3 .650 06/01/51 134,048
200,000 Southwestern Electric Power Co 3 .250 11/01/51 126,186
150,000 Southwestern Public Service Co 3 .150 05/01/50 96,298
184,448 (b) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 151,252
114,445 (b) Topaz Solar Farms LLC 5 .750 09/30/39 106,968
162,222 (b) UEP Penonome II SA2020 1 6 .500 10/01/38 144,377
TOTAL UTILITIES 2,336,839
TOTAL CORPORATE BONDS
(Cost $9,346,820) 8,615,179
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
900431 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 4 .7% 900431
CANADA - 1.2%
250,000 (b) OMERS Finance Trust 3 .500 04/19/32 236,235
TOTAL CANADA 236,235
NETHERLANDS - 2.4%
200,000 (b) Nederlandse Waterschapsbank NV 4 .000 06/01/28 201,508
250,000 (b) Nederlandse Waterschapsbank NV 4 .500 01/16/30 256,582
TOTAL NETHERLANDS 458,090
SWEDEN - 1.1%
200,000 (b) Kommuninvest I Sverige AB 4 .625 09/29/28 206,106
TOTAL SWEDEN 206,106
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $882,551) 900,431

Portfolio of Investments April 30, 2025
(continued)
Core Impact Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 23.0% –
$ 1,013 (c) Banc of America Mortgage 2004-K Trust, Series 2004 K 5 .577% 12/25/34 $ 993
125,000 (b),(c) BFLD Trust 2020-EYP, Series 2020 EYP, (TSFR1M + 2.214%) 6 .536 10/15/35 5,591
200,000 (b),(c) Century Plaza Towers 2019-CPT, Series 2019 CPT 3 .097 11/13/39 161,915
8,200 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 7,134
4,337 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 4,333
855 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 819
19,787 Fannie Mae Pool, FN MA4785 5 .000 10/01/52 19,433
798 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 784
20,772 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 19,901
43,253 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 40,383
5,504 Fannie Mae Pool, FN MA4709 5 .000 07/01/52 5,408
8,729 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 7,344
1,589 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,392
3,605 Fannie Mae Pool, FN CA6414 3 .000 07/01/50 3,187
2,179 Fannie Mae Pool, FN BU8837 5 .000 05/01/52 2,140
2,173 Fannie Mae Pool, FN BT0267 3 .000 09/01/51 1,914
5,971 Freddie Mac Gold Pool, FG G08760 3 .000 04/01/47 5,290
250,000 Freddie Mac Multiclass Certificates Series 2020-P003, Series
2020 P003
1 .956 09/25/46 190,800
127,263 Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2020 Q014
1 .555 01/25/36 105,190
4,254 Freddie Mac Pool, FR SD8220 3 .000 06/01/52 3,695
894 Ginnie Mae II Pool, G2 BY0331 3 .000 10/20/50 792
73,065 Ginnie Mae II Pool, G2 MA9907 6 .000 09/20/54 73,957
46,449 Ginnie Mae II Pool, G2 MA9488 5 .500 02/20/54 46,495
25,441 Ginnie Mae II Pool, G2 MA9101 3 .000 08/20/53 22,538
616,367 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 606,167
2,346 Ginnie Mae II Pool, G2 BY0338 3 .500 08/20/50 2,161
391 Ginnie Mae II Pool, G2 BY0330 3 .000 10/20/50 347
4,289 Ginnie Mae II Pool, G2 MA8646 4 .500 02/20/53 4,124
2,453 Ginnie Mae II Pool, G2 BY0339 3 .500 08/20/50 2,253
4,048 Ginnie Mae II Pool, G2 BX3679 3 .000 08/20/50 3,581
4,824 Ginnie Mae II Pool, G2 BX3680 3 .000 08/20/50 4,261
1,646 Ginnie Mae II Pool, G2 BY0340 3 .500 08/20/50 1,510
106,220 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 94,071
47,377 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 43,126
24,010 Ginnie Mae II Pool, G2 MA8269 5 .000 09/20/52 23,661
52,126 Ginnie Mae II Pool, G2 MA8488 4 .000 12/20/52 48,659
3,808 Ginnie Mae II Pool, G2 MA8648 5 .500 02/20/53 3,820
17,060 Ginnie Mae II Pool, G2 BY0325 2 .500 10/20/50 14,399
455,184 Ginnie Mae II Pool, G2 MA9906 5 .500 09/20/54 455,286
2,471 Ginnie Mae II Pool, G2 BX3681 3 .000 08/20/50 2,181
456,159 Ginnie Mae II Pool, G2 MA7989 3 .500 04/20/52 415,323
56,087 Ginnie Mae II Pool, G2 MA8043 3 .000 05/20/52 49,662
49,044 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 47,234
410,651 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4 .000 09/20/52 383,849
317,985 Ginnie Mae II Pool, G2 MA8347 4 .500 10/20/52 306,255
98,670 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 97,069
55,941 Ginnie Mae II Pool, G2 MA8487 3 .500 12/20/52 50,863
376,420 Ginnie Mae II Pool, G2 MA8489 4 .500 12/20/52 362,187
235,000 (b) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .228 07/10/39 219,199
212,214 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 200,730
200,000 (b),(c) VNDO Trust 2016-350P, Series 2016 350P 4 .033 01/10/35 196,640
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,614,879) 4,370,046

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2978725 MUNICIPAL BONDS - 15 .6% 2978725
ALASKA - 0.8%
$ 150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500% 10/01/52 $ 156,768
TOTAL ALASKA 156,768
CALIFORNIA - 4.7%
200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2 .684 06/15/40 147,461
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4 .655 10/01/27 254,273
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5 .770 06/15/45 254,978
250,000 San Jose Financing Authority, California, Lease Revenue Bonds,
Convention Center Refunding Project, Taxable, Series 2022A
4 .662 05/01/37 240,029
TOTAL CALIFORNIA 896,741
ILLINOIS - 0.3%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4 .000 12/01/28 49,925
TOTAL ILLINOIS 49,925
IOWA - 1.3%
250,000 (b) Iowa Finance Authority 7 .000 11/01/27 254,251
TOTAL IOWA 254,251
MASSACHUSETTS - 0.8%
170,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 159,399
TOTAL MASSACHUSETTS 159,399
NEW HAMPSHIRE - 2.5%
500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5 .775 11/01/54 472,730
TOTAL NEW HAMPSHIRE 472,730
NEW YORK - 2.1%
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5 .094 10/01/49 235,931
150,000 United Nations Development Corporation, New York, Revenue
Bonds, Taxable Series 2025A
6 .536 08/01/55 155,775
TOTAL NEW YORK 391,706
OHIO - 0.5%
95,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010E
6 .270 02/15/50 96,661
TOTAL OHIO 96,661
PENNSYLVANIA - 1.3%
250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5 .226 09/01/40 245,682
TOTAL PENNSYLVANIA 245,682
WISCONSIN - 1.3%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5 .292 07/01/29 254,862
TOTAL WISCONSIN 254,862
TOTAL MUNICIPAL BONDS
(Cost $2,971,440) 2,978,725
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
665461 SOVEREIGN DEBT - 3 .5% 665461
CANADA - 2.7%
500,000 Export Development Canada 4 .750 06/05/34 518,326
TOTAL CANADA 518,326

Portfolio of Investments April 30, 2025
(continued)
Core Impact Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DOMINICAN REPUBLIC - 0.8%
$ 150,000 (b) Dominican Republic International Bond 6 .600% 06/01/36 $ 147,135
TOTAL DOMINICAN REPUBLIC 147,135
TOTAL SOVEREIGN DEBT
(Cost $656,720) 665,461
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
241,992 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1 .3% 241,992
250,000 United States Treasury Note/Bond 4 .500 11/15/54 241,992
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $243,158) 241,992
TOTAL LONG-TERM INVESTMENTS
(Cost $20,002,402) 18,927,006
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
34,996 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0 .2% 34,996
35,000 Freddie Mac Discount Notes 0 .000 05/01/25 34,996
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $35,000) 34,996
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,000) 34,996
TOTAL INVESTMENTS - 99 .5%
(Cost $ 20,037,402 ) 18,962,002
OTHER ASSETS & LIABILITIES, NET -  0.5% 89,532
NET ASSETS - 100% $ 19,051,534
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $6,115,235 or 32.2% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

them:
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 292,142 $ – $ 292,142
Asset-Backed Securities – 863,030 – 863,030
Corporate Bonds – 8,615,179 – 8,615,179
Emerging Market Debt and Foreign Corporate Bonds – 900,431 – 900,431
Mortgage-Backed Securities – 4,370,046 – 4,370,046
Municipal Bonds – 2,978,725 – 2,978,725
Sovereign Debt – 665,461 – 665,461
U.S. Government and Agency Obligations – 241,992 – 241,992
Short-Term Investments:
U.S. Government and Agency Obligations – 34,996 – 34,996
Total $ – $ 18,962,002 $ – $ 18,962,002

Portfolio of Investments April 30, 2025
Emerging Markets Debt
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.9%
187,982 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.7%
MEXICO - 0.7%
$ 200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720% 08/11/31 $ 187,982
TOTAL MEXICO 187,982
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $176,355) 187,982
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
12546067 CORPORATE BONDS - 46.2%
AUSTRALIA - 0.7%
200,000 AngloGold Ashanti Holdings PLC 3 .375 11/01/28 190,380
TOTAL AUSTRALIA 190,380
BRAZIL - 1.5%
200,000 (a),(b) LD Celulose International GmbH 7 .950 01/26/32 205,475
200,000 Vale Overseas Ltd 6 .400 06/28/54 193,167
TOTAL BRAZIL 398,642
CHILE - 6.2%
200,000 (a) Antofagasta PLC 5 .625 05/13/32 201,156
200,000 (a),(c) Banco de Credito e Inversiones SA 7 .500 N/A 194,582
200,000 (a),(c) Banco del Estado de Chile 7 .950 N/A 206,823
200,000 (a) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 200,000
200,000 (a) Cia Cervecerias Unidas SA 3 .350 01/19/32 176,338
200,000 (a) Corp Nacional del Cobre de Chile 3 .000 09/30/29 183,687
200,000 (a) Corp Nacional del Cobre de Chile 3 .700 01/30/50 135,328
200,000 (a) Empresa Nacional del Petroleo 6 .150 05/10/33 204,054
200,000 (a) Inversiones CMPC SA 3 .000 04/06/31 174,289
TOTAL CHILE 1,676,257
CHINA - 1.4%
200,000 (a) Lenovo Group Ltd 3 .421 11/02/30 183,843
225,000 (a) Prosus NV 4 .193 01/19/32 204,963
TOTAL CHINA 388,806
DOMINICAN REPUBLIC - 0.7%
200,000 (a) AES Espana BV 5 .700 05/04/28 189,500
TOTAL DOMINICAN REPUBLIC 189,500
INDIA - 3.0%
225,000 (a) Bharti Airtel Ltd 3 .250 06/03/31 205,416
250,000 (a) Indian Railway Finance Corp Ltd 3 .249 02/13/30 232,228
200,000 REC Ltd, Reg S 4 .625 03/22/28 198,256
200,000 (a) UltraTech Cement Ltd 2 .800 02/16/31 177,691
TOTAL INDIA 813,591
INDONESIA - 3.7%
200,000 (a) Freeport Indonesia PT 4 .763 04/14/27 198,733
200,000 (a) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
6 .530 11/15/28 209,763
200,000 (a) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5 .450 05/15/30 201,285
200,000 (a),(b) Pertamina Persero PT 6 .500 05/27/41 203,564
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 203,051
TOTAL INDONESIA 1,016,396
ISRAEL - 2.9%
200,000 (a) Bank Hapoalim BM, Reg S 3 .255 01/21/32 190,840
225,000 (a) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 211,950
200,000 (a) Israel Electric Corp Ltd, Reg S 3 .750 02/22/32 178,640
200,000 (a) Mizrahi Tefahot Bank Ltd, Reg S 3 .077 04/07/31 193,268
TOTAL ISRAEL 774,698
KAZAKHSTAN - 0.9%
300,000 (a) KazMunayGas National Co JSC 5 .750 04/19/47 251,201
TOTAL KAZAKHSTAN 251,201

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MALAYSIA - 1.5%
$ 240,000 (a) Petronas Capital Ltd 5 .340% 04/03/35 $ 243,820
200,000 (a) Petronas Capital Ltd 2 .480 01/28/32 170,894
TOTAL MALAYSIA 414,714
MEXICO - 8.9%
200,000 (a) Alpek SAB de CV 3 .250 02/25/31 170,501
200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 5 .875 05/07/30 199,104
200,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand
5 .621 12/10/29 202,500
200,000 (a) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8 .450 06/29/38 207,679
200,000 (a) Comision Federal de Electricidad 4 .688 05/15/29 192,931
198,850 (a) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7 .250 01/31/41 197,259
200,000 (a) Gruma SAB de CV 5 .761 12/09/54 186,000
200,000 (a),(b) Grupo Aeromexico SAB de CV 8 .625 11/15/31 185,050
200,000 Grupo Televisa SAB 6 .625 01/15/40 175,922
300,000 (a) Mexico City Airport Trust 5 .500 10/31/46 237,190
200,000 (a) Orbia Advance Corp SAB de CV 6 .800 05/13/30 199,866
200,000 Petroleos Mexicanos 5 .950 01/28/31 165,473
100,000 Petroleos Mexicanos 5 .350 02/12/28 92,431
TOTAL MEXICO 2,411,906
NIGERIA - 0.7%
200,000 (a) IHS Holding Ltd 7 .875 05/29/30 192,803
TOTAL NIGERIA 192,803
PANAMA - 0.7%
200,000 (a) Sable International Finance Ltd 7 .125 10/15/32 196,520
TOTAL PANAMA 196,520
PERU - 1.2%
200,000 (a) Niagara Energy SAC 5 .746 10/03/34 197,675
200,000 (a) Petroleos del Peru SA 5 .625 06/19/47 122,622
TOTAL PERU 320,297
POLAND - 0.8%
200,000 (a) ORLEN SA 6 .000 01/30/35 202,104
TOTAL POLAND 202,104
QATAR - 0.6%
250,000 (a) QatarEnergy 3 .300 07/12/51 168,577
TOTAL QATAR 168,577
SAUDI ARABIA - 0.8%
250,000 (a) Saudi Arabian Oil Co 2 .250 11/24/30 219,675
TOTAL SAUDI ARABIA 219,675
SOUTH AFRICA - 1.3%
200,000 Sasol Financing USA LLC 5 .500 03/18/31 154,819
200,000 (a) Transnet SOC Ltd 8 .250 02/06/28 201,275
TOTAL SOUTH AFRICA 356,094
SUPRANATIONAL - 1.3%
400,000 (a) Banque Ouest Africaine de Developpement 4 .700 10/22/31 361,600
TOTAL SUPRANATIONAL 361,600
THAILAND - 1.6%
200,000 (a),(b) Bangkok Bank PCL/Hong Kong 5 .650 07/05/34 204,460
250,000 (a) PTTEP Treasury Center Co Ltd 2 .993 01/15/30 231,948
TOTAL THAILAND 436,408
TURKEY - 2.2%
200,000 (a),(b) Sisecam UK PLC 8 .625 05/02/32 197,794
200,000 (a) Turkcell Iletisim Hizmetleri AS 7 .650 01/24/32 200,073
200,000 (a) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 199,952
TOTAL TURKEY 597,819

Portfolio of Investments April 30, 2025
(continued)
Emerging Markets Debt

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED ARAB EMIRATES - 2.8%
$ 250,000 (a) Abu Dhabi Crude Oil Pipeline LLC 4 .600% 11/02/47 $ 221,353
200,000 (a) DP World Ltd/United Arab Emirates 5 .625 09/25/48 184,678
147,430 (a) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 129,814
240,000 (a) MDGH GMTN RSC Ltd 4 .375 11/22/33 229,109
TOTAL UNITED ARAB EMIRATES 764,954
UNITED KINGDOM - 0.8%
200,000 (a) Standard Chartered PLC 5 .905 05/14/35 203,125
TOTAL UNITED KINGDOM 203,125
TOTAL CORPORATE BONDS
(Cost $12,265,852) 12,546,067
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13605234 SOVEREIGN DEBT - 50.0%
ANGOLA - 0.9%
300,000 (a) Angolan Government International Bond 8 .750 04/14/32 235,320
TOTAL ANGOLA 235,320
BENIN - 0.7%
200,000 (a) Benin Government International Bond 8 .375 01/23/41 182,800
TOTAL BENIN 182,800
BERMUDA - 1.0%
300,000 (a) Bermuda Government International Bond 2 .375 08/20/30 260,334
TOTAL BERMUDA 260,334
BRAZIL - 0.7%
200,000 Brazilian Government International Bond 7 .125 05/13/54 189,454
TOTAL BRAZIL 189,454
CHILE - 1.7%
550,000 Chile Government International Bond 2 .550 07/27/33 459,827
TOTAL CHILE 459,827
COLOMBIA - 1.4%
200,000 Colombia Government International Bond 8 .000 04/20/33 203,096
200,000 Colombia Government International Bond 8 .750 11/14/53 191,159
TOTAL COLOMBIA 394,255
COTE D'IVOIRE - 1.6%
200,000 (a) Ivory Coast Government International Bond 8 .250 01/30/37 183,644
275,000 (a) Ivory Coast Government International Bond 8 .450 04/01/36 254,195
TOTAL COTE D'IVOIRE 437,839
DOMINICAN REPUBLIC - 1.7%
300,000 (a) Dominican Republic International Bond 5 .500 02/22/29 295,425
150,000 (a) Dominican Republic International Bond 7 .050 02/03/31 154,372
TOTAL DOMINICAN REPUBLIC 449,797
EGYPT - 1.5%
200,000 (a) Egypt Government International Bond 8 .625 02/04/30 190,784
250,000 (a) Egypt Government International Bond 7 .053 01/15/32 208,750
TOTAL EGYPT 399,534
HONDURAS - 0.5%
150,000 (a) Honduras Government International Bond 8 .625 11/27/34 148,725
TOTAL HONDURAS 148,725
HUNGARY - 2.9%
200,000 (a) Hungary Government International Bond 6 .250 09/22/32 206,154
200,000 (a) Hungary Government International Bond 5 .250 06/16/29 199,800
200,000 (a) Hungary Government International Bond 5 .500 03/26/36 188,958
200,000 (a) Magyar Export-Import Bank Zrt 6 .125 12/04/27 203,573
TOTAL HUNGARY 798,485
INDIA - 0.7%
200,000 (a) Export-Import Bank of India 3 .250 01/15/30 185,987
TOTAL INDIA 185,987

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA - 1.3%
$ 350,000 Indonesia Government International Bond 4 .650% 09/20/32 $ 342,076
TOTAL INDONESIA 342,076
ISRAEL - 0.7%
200,000 Israel Government International Bond 5 .750 03/12/54 180,000
TOTAL ISRAEL 180,000
KAZAKHSTAN - 0.7%
200,000 (a) Development Bank of Kazakhstan JSC 5 .500 04/15/27 200,938
TOTAL KAZAKHSTAN 200,938
MEXICO - 3.6%
250,000 Mexico Government International Bond 4 .280 08/14/41 185,695
200,000 Mexico Government International Bond 6 .338 05/04/53 175,466
250,000 Mexico Government International Bond 6 .400 05/07/54 221,117
500,000 Mexico Government International Bond 3 .500 02/12/34 408,484
TOTAL MEXICO 990,762
NIGERIA - 1.6%
200,000 (a) Nigeria Government International Bond 9 .625 06/09/31 188,260
300,000 (a) Nigeria Government International Bond 7 .375 09/28/33 245,355
TOTAL NIGERIA 433,615
OMAN - 0.7%
200,000 (a) Oman Government International Bond 6 .500 03/08/47 198,431
TOTAL OMAN 198,431
PANAMA - 2.5%
200,000 Panama Government International Bond 6 .853 03/28/54 172,228
700,000 Panama Government International Bond 2 .252 09/29/32 510,966
TOTAL PANAMA 683,194
PARAGUAY - 0.7%
200,000 (a) Paraguay Government International Bond 6 .650 03/04/55 197,750
TOTAL PARAGUAY 197,750
PERU - 2.4%
250,000 (a) Fondo MIVIVIENDA SA 4 .625 04/12/27 248,649
450,000 Peruvian Government International Bond 2 .783 01/23/31 397,947
TOTAL PERU 646,596
PHILIPPINES - 2.8%
675,000 (b) Philippine Government International Bond 1 .950 01/06/32 567,471
200,000 Philippine Government International Bond 5 .900 02/04/50 203,509
TOTAL PHILIPPINES 770,980
POLAND - 3.2%
400,000 (a) Bank Gospodarstwa Krajowego 5 .375 05/22/33 402,614
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 131,101
75,000 Republic of Poland Government International Bond 5 .125 09/18/34 74,808
75,000 Republic of Poland Government International Bond 5 .500 03/18/54 69,710
200,000 Republic of Poland Government International Bond 4 .875 02/12/30 203,912
TOTAL POLAND 882,145
QATAR - 1.1%
310,000 (a) Qatar Government International Bond 5 .103 04/23/48 293,260
TOTAL QATAR 293,260
ROMANIA - 2.5%
50,000 (a) Romanian Government International Bond 7 .125 01/17/33 50,484
270,000 (a) Romanian Government International Bond 4 .000 02/14/51 160,958
102,000 (a) Romanian Government International Bond 5 .875 01/30/29 101,050
250,000 (a) Romanian Government International Bond 6 .375 01/30/34 236,810
150,000 (a) Romanian Government International Bond 5 .750 03/24/35 132,933
TOTAL ROMANIA 682,235
SAUDI ARABIA - 4.2%
250,000 (a) Saudi Government International Bond 4 .500 10/26/46 202,100
500,000 (a) Saudi Government International Bond 3 .625 03/04/28 487,515
325,000 (a) Saudi Government International Bond 2 .250 02/02/33 268,928
200,000 (a) Saudi Government International Bond 5 .750 01/16/54 189,026
TOTAL SAUDI ARABIA 1,147,569

Portfolio of Investments April 30, 2025
(continued)
Emerging Markets Debt

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA - 2.6%
$ 550,000 (a) Republic of South Africa Government International Bond 7 .100% 11/19/36 $ 524,240
200,000 (a) Republic of South Africa Government International Bond 7 .950 11/19/54 182,726
TOTAL SOUTH AFRICA 706,966
SOUTH KOREA - 0.8%
300,000 Export-Import Bank of Korea 2 .500 06/29/41 210,388
TOTAL SOUTH KOREA 210,388
TURKEY - 1.4%
200,000 Turkiye Government International Bond 7 .625 05/15/34 199,199
200,000 Turkiye Government International Bond 7 .125 07/17/32 194,669
TOTAL TURKEY 393,868
UNITED ARAB EMIRATES - 1.1%
425,000 (a) Abu Dhabi Government International Bond 3 .125 09/30/49 287,404
TOTAL UNITED ARAB EMIRATES 287,404
UZBEKISTAN - 0.8%
250,000 (a) Republic of Uzbekistan International Bond 3 .700 11/25/30 214,700
TOTAL UZBEKISTAN 214,700
TOTAL SOVEREIGN DEBT
(Cost $13,738,249) 13,605,234
TOTAL LONG-TERM INVESTMENTS
(Cost $26,180,456) 26,339,283
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   4.0%
1,092,309 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
4 .360 (e) 1,092,309
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,092,309) 1,092,309
TOTAL INVESTMENTS (Cost $ 27,272,765 ) - 100 .9% 27,431,592
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (246,460)
NET ASSETS - 100% $ 27,185,132
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $19,676,553 or 71.7% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,059,913.
(c) Perpetual security. Maturity date is not applicable.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 187,982 $ – $ 187,982
Corporate Bonds – 12,546,067 – 12,546,067
Sovereign Debt – 13,605,234 – 13,605,234
Investments Purchased with Collateral from Securities
Lending 1,092,309 – – 1,092,309
Total $ 1,092,309 $ 26,339,283 $ – $ 27,431,592

Portfolio of Investments April 30, 2025
High Yield
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
64,935 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0 .4% 64,935
ENERGY - 0.4%
$ 65,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7 .625% 03/01/55 $ 64,935
TOTAL ENERGY 64,935
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $65,000) 64,935
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16681110 CORPORATE BONDS - 95 .8% 16681110
AUTOMOBILES & COMPONENTS - 4.2%
35,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 35,605
125,000 (b) Goodyear Tire & Rubber Co/The 5 .000 07/15/29 118,895
10,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 9,684
200,000 (a) IHO Verwaltungs GmbH 8 .000 11/15/32 191,524
105,000 (a) Phinia Inc 6 .750 04/15/29 106,121
135,000 (a) Phinia Inc 6 .625 10/15/32 132,467
150,000 ZF North America Capital Inc 6 .750 04/23/30 136,885
TOTAL AUTOMOBILES & COMPONENTS 731,181
CAPITAL GOODS - 5.3%
100,000 (a),(b) Alta Equipment Group Inc 9 .000 06/01/29 84,157
65,000 (a) Chart Industries Inc 7 .500 01/01/30 67,437
200,000 (a) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 198,422
25,000 (a) Gates Corp/DE 6 .875 07/01/29 25,366
45,000 (a) Goat Holdco LLC 6 .750 02/01/32 43,987
65,000 (a) Herc Holdings Inc 6 .625 06/15/29 64,215
60,000 (a) Masterbrand Inc 7 .000 07/15/32 60,145
35,000 (a) Standard Industries Inc/NY 5 .000 02/15/27 34,736
80,000 (a) TransDigm Inc 6 .875 12/15/30 82,428
100,000 (a) TransDigm Inc 6 .375 03/01/29 101,871
100,000 (a) Trinity Industries Inc 7 .750 07/15/28 103,110
50,000 (a) WESCO Distribution Inc 6 .375 03/15/33 50,581
TOTAL CAPITAL GOODS 916,455
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
80,000 (a) ASGN Inc 4 .625 05/15/28 76,132
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 76,132
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.6%
80,000 (a) Academy Ltd 6 .000 11/15/27 79,856
35,000 (a) Asbury Automotive Group Inc 4 .625 11/15/29 32,913
75,000 (a) Bath & Body Works Inc 6 .625 10/01/30 76,320
25,000 (a) Group 1 Automotive Inc 6 .375 01/15/30 25,255
70,000 Kohl's Corp 4 .625 05/01/31 43,837
50,000 (a) LCM Investments Holdings II LLC 4 .875 05/01/29 47,269
100,000 (a) Macy's Retail Holdings LLC 5 .875 04/01/29 94,831
10,000 (a) Macy's Retail Holdings LLC 6 .125 03/15/32 9,004
175,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 91,189
100,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 34,367
110,000 (a) Queen MergerCo Inc 6 .750 04/30/32 110,285
100,000 (a) Staples Inc 10 .750 09/01/29 86,641
15,000 Veritiv Operating Co 10 .500 11/30/30 15,668
50,000 (a) Wayfair LLC 7 .250 10/31/29 45,670
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 793,105
CONSUMER DURABLES & APPAREL - 2.4%
100,000 (a) CD&R Smokey Buyer Inc 9 .500 10/15/29 85,818
20,000 (a) Champ Acquisition Corp 8 .375 12/01/31 21,069
20,000 (a) Hanesbrands Inc 9 .000 02/15/31 20,720
80,000 Newell Brands Inc 6 .625 09/15/29 75,046
120,000 (a) S&S Holdings LLC 8 .375 10/01/31 112,770
115,000 (a) Wolverine World Wide Inc 4 .000 08/15/29 95,674
TOTAL CONSUMER DURABLES & APPAREL 411,097

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 5.2%
$ 75,000 (a) Caesars Entertainment Inc 6 .000% 10/15/32 $ 70,706
20,000 (a) Caesars Entertainment Inc 6 .500 02/15/32 20,105
80,000 (a) Churchill Downs Inc 5 .750 04/01/30 78,238
95,000 (a),(b) Cinemark USA Inc 7 .000 08/01/32 97,144
115,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4 .625 01/15/29 106,534
40,000 (a) Life Time Inc 6 .000 11/15/31 39,875
10,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 9,314
145,000 MGM Resorts International 6 .125 09/15/29 144,344
200,000 (a) Motion Finco Sarl 8 .375 02/15/32 189,318
50,000 Service Corp International/US 5 .750 10/15/32 49,362
50,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 50,448
50,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 48,331
TOTAL CONSUMER SERVICES 903,719
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
50,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 50,727
50,000 (a),(b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 50,796
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 101,523
ENERGY - 15.6%
65,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 64,889
50,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 49,719
50,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 49,475
115,000 (a) Baytex Energy Corp 7 .375 03/15/32 99,149
15,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .000 07/15/29 15,259
9,268 (a) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 7,883
80,000 (a) Buckeye Partners LP 6 .750 02/01/30 81,400
200,000 (a) Chord Energy Corp 6 .750 03/15/33 194,677
15,000 (a) Civitas Resources Inc 8 .625 11/01/30 14,457
55,000 (a) Civitas Resources Inc 8 .375 07/01/28 54,034
135,000 (a) Civitas Resources Inc 8 .750 07/01/31 128,321
60,000 (a) CNX Resources Corp 7 .250 03/01/32 59,966
45,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 43,646
35,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 34,055
150,000 (a) Harvest Midstream I LP 7 .500 05/15/32 152,658
10,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 9,510
165,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 154,490
65,000 (a) Kinetik Holdings LP 5 .875 06/15/30 63,508
100,000 (a) Kinetik Holdings LP 6 .625 12/15/28 100,731
50,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 50,782
40,000 (a) Matador Resources Co 6 .250 04/15/33 37,756
95,000 (a) Noble Finance II LLC 8 .000 04/15/30 90,513
110,000 (a) Parkland Corp 4 .500 10/01/29 103,705
100,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 82,267
50,000 (a) Rockies Express Pipeline LLC 6 .750 03/15/33 50,802
90,000 (a) Sunoco LP 7 .000 05/01/29 92,535
100,000 (a) Sunoco LP 6 .250 07/01/33 99,865
100,000 (a) Talos Production Inc 9 .000 02/01/29 95,864
55,000 (a) TransMontaigne Partners LLC 8 .500 06/15/30 55,357
20,385 (a) Transocean Aquila Ltd 8 .000 09/30/28 20,096
36,000 (a) Transocean Inc 8 .750 02/15/30 35,190
31,667 (a) Transocean Titan Financing Ltd 8 .375 02/01/28 31,371
100,000 USA Compression Partners LP / USA Compression Finance Corp 6 .875 09/01/27 99,151
130,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 131,260
90,000 (a) Venture Global LNG Inc 8 .125 06/01/28 89,377
180,000 (a) Venture Global LNG Inc 7 .000 01/15/30 169,560
TOTAL ENERGY 2,713,278
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
35,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 35,560
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 35,560

Portfolio of Investments April 30, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 11.9%
$ 10,000 (a) Azorra Finance Ltd 7 .750% 04/15/30 $ 9,923
50,000 (a) Block Inc 6 .500 05/15/32 51,014
55,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 51,884
25,000 (a) Compass Group Diversified Holdings LLC 5 .000 01/15/32 22,378
310,000 (a) Encore Capital Group Inc 8 .500 05/15/30 321,638
95,000 (a) FirstCash Inc 6 .875 03/01/32 97,197
110,000 (a) Freedom Mortgage Holdings LLC 8 .375 04/01/32 107,583
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 156,461
60,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 58,669
30,000 (a) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 30,141
100,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 98,288
90,000 Navient Corp 4 .875 03/15/28 86,570
230,000 OneMain Finance Corp 6 .625 05/15/29 230,670
100,000 (a) PennyMac Financial Services Inc 7 .125 11/15/30 101,693
110,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 114,686
60,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3 .875 03/01/31 54,235
20,000 (a) Starwood Property Trust Inc 6 .500 07/01/30 20,116
125,000 (a) Starwood Property Trust Inc 6 .000 04/15/30 123,559
80,000 (a) UWM Holdings LLC 6 .625 02/01/30 79,109
150,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 129,505
55,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 55,944
80,000 (a) WEX Inc 6 .500 03/15/33 77,791
TOTAL FINANCIAL SERVICES 2,079,054
FOOD, BEVERAGE & TOBACCO - 1.9%
115,000 (a) Darling Ingredients Inc 6 .000 06/15/30 114,676
100,000 (a) Post Holdings Inc 6 .375 03/01/33 98,876
130,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 123,486
TOTAL FOOD, BEVERAGE & TOBACCO 337,038
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
105,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 108,413
95,000 (a) DaVita Inc 4 .625 06/01/30 88,356
100,000 (a) DaVita Inc 6 .875 09/01/32 100,969
10,000 (a) Insulet Corp 6 .500 04/01/33 10,202
100,000 (a) LifePoint Health Inc 9 .875 08/15/30 106,372
150,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 143,007
20,000 (a) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 19,569
10,000 (a) Star Parent Inc 9 .000 10/01/30 10,118
TOTAL HEALTH CARE EQUIPMENT & SERVICES 587,006
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
60,000 (a) Coty Inc/HFC Prestige Products Inc/HFC Prestige International
US LLC
6 .625 07/15/30 60,146
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 60,146
INSURANCE - 4.7%
50,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250 02/15/29 46,726
85,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 85,612
200,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 199,590
10,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 9,760
200,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 203,561
110,000 (a) HUB International Ltd 7 .250 06/15/30 114,097
110,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 112,694
50,000 (a) Ryan Specialty LLC 5 .875 08/01/32 49,385
TOTAL INSURANCE 821,425
MATERIALS - 3.8%
120,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 124,244
130,000 (a) Avient Corp 7 .125 08/01/30 132,548
40,000 (a) Avient Corp 6 .250 11/01/31 39,572
120,000 (a) Mineral Resources Ltd 9 .250 10/01/28 113,486
110,000 (a) Mineral Resources Ltd 8 .000 11/01/27 104,469
85,000 (a) Olin Corp 6 .625 04/01/33 80,652
20,000 (a) Owens-Brockway Glass Container Inc 7 .250 05/15/31 19,861

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 50,000 (a),(b) Sealed Air Corp 6 .500% 07/15/32 $ 50,857
TOTAL MATERIALS 665,689
MEDIA & ENTERTAINMENT - 10.9%
285,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 257,504
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 81,168
200,000 (a) CSC Holdings LLC 5 .500 04/15/27 185,836
120,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 115,977
150,000 (a) DISH Network Corp 11 .750 11/15/27 157,642
75,000 (a) Getty Images Inc 9 .750 03/01/27 74,082
65,000 (a),(b) Gray Media Inc 4 .750 10/15/30 38,512
210,000 (a) LCPR Senior Secured Financing DAC 6 .750 10/15/27 172,603
75,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 76,632
50,000 (a),(b) Sirius XM Radio LLC 3 .875 09/01/31 42,904
30,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 26,843
95,000 (a) Sirius XM Radio LLC 4 .000 07/15/28 89,369
200,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 183,400
75,000 (a) Univision Communications Inc 4 .500 05/01/29 64,314
100,000 (a) Univision Communications Inc 8 .500 07/31/31 94,428
200,000 (a) Virgin Media Secured Finance PLC 5 .500 05/15/29 192,563
40,000 (a) Ziff Davis Inc 4 .625 10/15/30 35,343
TOTAL MEDIA & ENTERTAINMENT 1,889,120
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
35,000 (a),(b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 32,236
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,236
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
110,000 (a),(b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 97,557
75,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 75,350
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 172,907
SOFTWARE & SERVICES - 2.2%
150,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 145,040
20,000 (a) Cloud Software Group Inc 8 .250 06/30/32 20,862
15,000 (a) Gen Digital Inc 6 .250 04/01/33 14,960
75,000 (a) Open Text Corp 3 .875 12/01/29 69,105
130,000 (a) Rocket Software Inc 9 .000 11/28/28 133,944
TOTAL SOFTWARE & SERVICES 383,911
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (a) Imola Merger Corp 4 .750 05/15/29 95,488
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 95,488
TELECOMMUNICATION SERVICES - 7.5%
200,000 (a) Altice France SA 8 .125 02/01/27 183,062
200,000 (a) Iliad Holding SASU 8 .500 04/15/31 210,966
75,000 (a) Level 3 Financing Inc 10 .500 05/15/30 81,080
130,000 (a) Level 3 Financing Inc 10 .500 04/15/29 143,941
50,000 (a) Level 3 Financing Inc 10 .750 12/15/30 55,355
275,000 (a) Level 3 Financing Inc 4 .875 06/15/29 239,938
220,000 (a) Sable International Finance Ltd 7 .125 10/15/32 216,172
70,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 71,660
110,000 (a) Zayo Group Holdings Inc 4 .000 03/01/27 101,309
TOTAL TELECOMMUNICATION SERVICES 1,303,483
TRANSPORTATION - 2.1%
60,000 (a) Air Transport Services Group Inc 7 .250 03/15/32 60,915
300,000 (a),(b) Brightline East LLC 11 .000 01/31/30 244,500
10,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 9,768
55,000 (a) XPO Inc 7 .125 06/01/31 56,309
TOTAL TRANSPORTATION 371,492
UTILITIES - 6.9%
150,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 147,367
80,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 78,184
200,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 202,382

Portfolio of Investments April 30, 2025
(continued)
High Yield

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 115,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875% 04/01/29 $ 99,872
75,000 (a) NRG Energy Inc 6 .000 02/01/33 74,213
60,000 (a) NRG Energy Inc 6 .250 11/01/34 59,908
245,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 261,652
130,000 (a) TerraForm Power Operating LLC 5 .000 01/31/28 126,620
85,000 (a) Vistra Operations Co LLC 7 .750 10/15/31 89,878
40,000 (a),(b) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 39,916
20,000 (a) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 20,073
TOTAL UTILITIES 1,200,065
TOTAL CORPORATE BONDS
(Cost $16,834,007) 16,681,110
SHARES DESCRIPTION VALUE
176,120 EXCHANGE-TRADED FUNDS - 1 .0% 176,120
8,500 (b) Invesco Senior Loan ETF 176,120
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,478) 176,120
TOTAL LONG-TERM INVESTMENTS
(Cost $17,078,485) 16,922,165
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.1%
1,055,746 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360 (d) 1,055,746
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,055,746) 1,055,746
TOTAL INVESTMENTS - 103 .3%
(Cost $ 18,134,231 ) 17,977,911
OTHER ASSETS & LIABILITIES, NET -  (3.3)% (571,786)
NET ASSETS - 100% $ 17,406,125
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $15,430,287 or 85.8% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,008,008.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 64,935 $ – $ 64,935
Corporate Bonds – 16,681,110 – 16,681,110
Exchange-Traded Funds 176,120 – – 176,120
Investments Purchased with Collateral from Securities
Lending 1,055,746 – – 1,055,746
Total $ 1,231,866 $ 16,746,045 $ – $ 17,977,911

Portfolio of Investments April 30, 2025
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
9712534 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 55 .5% 9712534
AUTOMOBILES & COMPONENTS - 1.6%
$ 300,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 279,224
TOTAL AUTOMOBILES & COMPONENTS 279,224
BANKS - 12.4%
300,000 (a) Citigroup Inc 7 .625 N/A 308,049
175,000 (a) Citigroup Inc 7 .125 N/A 172,595
540,000 (a) CoBank ACB 6 .450 N/A 537,169
100,000 (a),(b) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 101,506
125,000 (a) JPMorgan Chase & Co 6 .500 N/A 124,907
150,000 (a) M&T Bank Corp 5 .125 N/A 145,265
280,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 279,815
225,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 221,365
160,000 (a) Truist Financial Corp 5 .100 N/A 153,192
135,000 (a) US Bancorp 5 .300 N/A 131,249
TOTAL BANKS 2,175,112
CAPITAL GOODS - 0.6%
119,000 (a) Air Lease Corp 6 .000 N/A 111,383
TOTAL CAPITAL GOODS 111,383
ENERGY - 9.1%
300,000 Enbridge Inc 7 .625 01/15/83 305,994
300,000 Enbridge Inc 8 .500 01/15/84 323,367
24,000 (a) Energy Transfer LP 6 .625 N/A 23,040
275,000 (a) Energy Transfer LP 6 .500 N/A 273,101
75,000 Energy Transfer LP 8 .000 05/15/54 77,846
109,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 107,138
180,000 Transcanada Trust 5 .600 03/07/82 166,083
300,000 Transcanada Trust 5 .500 09/15/79 284,605
43,000 (a),(c) Venture Global LNG Inc 9 .000 N/A 36,960
TOTAL ENERGY 1,598,134
FINANCIAL SERVICES - 11.2%
287,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 288,193
400,000 (a) Ally Financial Inc 4 .700 N/A 367,478
450,000 (a) Charles Schwab Corp/The 5 .375 N/A 448,509
210,000 (a) Discover Financial Services 6 .125 N/A 209,620
125,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 127,471
125,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 129,429
333,000 (a),(d) Goldman Sachs Group Inc/The 6 .125 N/A 313,963
85,000 (a) State Street Corp 6 .700 N/A 85,300
TOTAL FINANCIAL SERVICES 1,969,963
INSURANCE - 8.1%
300,000 Assurant Inc 7 .000 03/27/48 298,553
185,000 AXIS Specialty Finance LLC 4 .900 01/15/40 175,948
270,000 Enstar Finance LLC 5 .500 01/15/42 259,019
50,000 (c) Enstar Group Ltd 7 .500 04/01/45 50,138
325,000 (c) MetLife Inc 9 .250 04/08/38 376,797
130,000 Prudential Financial Inc 6 .500 03/15/54 130,408
140,000 (a),(c) SBL Holdings Inc 6 .500 N/A 122,514
TOTAL INSURANCE 1,413,377
MEDIA & ENTERTAINMENT - 3.4%
293,000 (a),(c) Farm Credit Bank of Texas 7 .750 N/A 303,601
300,000 Paramount Global 6 .375 03/30/62 288,578
TOTAL MEDIA & ENTERTAINMENT 592,179
TELECOMMUNICATION SERVICES - 2.1%
158,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 156,790
200,000 Vodafone Group PLC 7 .000 04/04/79 205,490
TOTAL TELECOMMUNICATION SERVICES 362,280

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 7.0%
$ 85,000 AES Corp/The 7 .600% 01/15/55 $ 83,985
50,000 CMS Energy Corp 6 .500 06/01/55 48,747
52,000 Dominion Energy Inc 7 .000 06/01/54 53,989
70,000 Emera Inc 6 .750 06/15/76 70,095
115,000 Entergy Corp 7 .125 12/01/54 115,625
72,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 72,733
64,000 PG&E Corp 7 .375 03/15/55 62,131
230,000 (a) Sempra 4 .875 N/A 226,937
163,000 Sempra 6 .550 04/01/55 148,424
325,000 (a),(c) Vistra Corp 7 .000 N/A 328,216
TOTAL UTILITIES 1,210,882
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $9,345,938) 9,712,534
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7509498 CORPORATE BONDS - 43 .0% 7509498
BANKS - 32.0%
200,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 215,401
200,000 (a),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 195,728
200,000 (a),(e) Banco Santander SA 9 .625 N/A 225,938
200,000 (a),(e) Banco Santander SA 8 .000 N/A 204,357
200,000 (a),(e) Banco Santander SA 4 .750 N/A 188,674
200,000 (a) Bank of America Corp 6 .625 N/A 200,092
315,000 (a),(e) Barclays PLC 9 .625 N/A 343,873
200,000 (a),(e) Barclays PLC 7 .625 N/A 191,329
275,000 BNP Paribas SA 7 .750 N/A 282,669
200,000 (a),(c),(e) BNP Paribas SA 8 .500 N/A 208,457
235,000 (a),(c),(e) BNP Paribas SA 9 .250 N/A 247,253
312,000 Credit Agricole SA 6 .700 N/A 295,438
200,000 (a),(c),(e) Credit Agricole SA 8 .125 N/A 202,468
271,000 (a),(e) HSBC Holdings PLC 6 .950 N/A 264,216
370,000 (a),(e) HSBC Holdings PLC 6 .000 N/A 365,240
250,000 (a),(e) ING Groep NV 5 .750 N/A 245,914
200,000 (a),(e) ING Groep NV, Reg S 7 .500 N/A 202,500
200,000 (a),(e) Lloyds Banking Group PLC 7 .500 N/A 199,385
200,000 (a),(d),(e) NatWest Group PLC 8 .125 N/A 206,548
330,000 (a),(e) NatWest Group PLC 6 .000 N/A 327,967
200,000 Nordea Bank Abp 6 .300 N/A 190,526
150,000 (a),(c),(e) Societe Generale SA 10 .000 N/A 161,297
220,000 (a),(c),(e) Societe Generale SA 9 .375 N/A 230,128
200,000 (a),(c),(e) Standard Chartered PLC 7 .750 N/A 203,476
TOTAL BANKS 5,598,874
FINANCIAL SERVICES - 5.3%
400,000 (f) Credit Suisse Group AG 7 .500 06/11/72 45,000
310,000 (f) Credit Suisse Group AG 7 .500 01/17/72 34,875
200,000 (a),(e) Deutsche Bank AG 6 .000 N/A 195,867
200,000 (a),(c),(e) UBS Group AG 9 .250 N/A 223,558
400,000 (a),(c),(e) UBS Group AG 9 .250 N/A 432,197
TOTAL FINANCIAL SERVICES 931,497
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
52,000 CVS Health Corp 6 .750 12/10/54 51,650
100,000 CVS Health Corp 7 .000 03/10/55 101,155
TOTAL HEALTH CARE EQUIPMENT & SERVICES 152,805
INSURANCE - 2.6%
197,000 Corebridge Financial Inc 6 .375 09/15/54 189,793
66,000 MetLife Inc 6 .350 03/15/55 65,564
200,000 (a),(e) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 203,682
TOTAL INSURANCE 459,039

Portfolio of Investments April 30, 2025
(continued)
Preferred Securities and Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.7%
$ 110,000 Rogers Communications Inc 7 .125% 04/15/55 $ 109,601
TOTAL TELECOMMUNICATION SERVICES 109,601
UTILITIES - 1.5%
49,000 Duke Energy Corp 6 .450 09/01/54 49,103
65,000 (a) Edison International 5 .375 N/A 60,924
147,000 EUSHI Finance Inc 7 .625 12/15/54 147,655
TOTAL UTILITIES 257,682
TOTAL CORPORATE BONDS
(Cost $7,737,547) 7,509,498
TOTAL LONG-TERM INVESTMENTS
(Cost $17,083,485) 17,222,032
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 8.7%
1,531,258 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360 (h) 1,531,258
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,531,258) 1,531,258
TOTAL INVESTMENTS - 107 .2%
(Cost $ 18,614,743 ) 18,753,290
OTHER ASSETS & LIABILITIES, NET -  (7.2)% (1,263,148)
NET ASSETS - 100% $ 17,490,142
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,002,831 or 21.3% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,473,946.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 34.4% of Total Investments.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 9,712,534 $ – $ 9,712,534
Corporate Bonds – 7,429,623 79,875 7,509,498
Investments Purchased with Collateral from Securities
Lending 1,531,258 – – 1,531,258
Total $ 1,531,258 $ 17,142,157 $ 79,875 $ 18,753,290

Portfolio of Investments April 30, 2025
Securitized Credit
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.6%
ASSET-BACKED SECURITIES - 19.4% –
$ 250,000 (a),(b) AGL CLO Ltd, Series 2023 25A, (TSFR3M + 2.600%) 6 .872% 07/21/36 $ 250,414
83,903 (b) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 84,486
81,597 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 82,301
100,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .850 06/20/30 101,744
350,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 1.750%) 6 .367 04/21/35 349,300
150,000 (b) Brex Commercial Charge Card Master Trust, Series 2024 1 6 .680 07/15/27 150,887
97,833 (b) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 3 .100 12/15/50 92,020
328,854 (b) CARS-DB7 LP, Series 2023 1A 5 .750 09/15/53 331,941
350,000 Carvana Auto Receivables Trust 2024-P4, Series 2024 P4 5 .000 02/10/31 353,727
100,000 (b) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 101,576
16,331 (a),(b) Gracie Point International Funding, Series 2023 2A, (SOFR90A +
2.250%)
6 .674 03/01/27 16,297
238,341 (a),(b) Gracie Point International Funding, Series 2023 1A, (SOFR90A +
1.950%)
6 .374 09/01/26 237,975
100,000 (b) Hertz Vehicle Financing III LP, Series 2021 2A 2 .120 12/27/27 95,154
200,000 (b) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 194,043
104,652 (b) Hilton Grand Vacations Trust 2019-A, Series 2019 AA 2 .340 07/25/33 102,474
71,103 (b) Hilton Grand Vacations Trust 2024-2, Series 2024 2A 5 .500 03/25/38 72,587
299,007 (b) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 293,792
200,000 (b) Hotwire Funding LLC, Series 2023 1A 5 .687 05/20/53 200,912
100,000 (b) Hotwire Funding LLC, Series 2024 1A 5 .893 06/20/54 101,326
200,000 (b) LAD Auto Receivables Trust 2024-3, Series 2024 3A 4 .740 01/15/30 200,877
199,713 (b) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 196,610
300,000 (a),(b) Magnetite XXXVII Ltd, Series 2023 37A, (TSFR3M + 2.300%) 6 .569 10/20/36 300,546
100,000 (b) Mercury Financial Credit Card Master Trust, Series 2024 2A 6 .560 07/20/29 101,215
100,000 (b) MetroNet Infrastructure Issuer LLC, Series 2024 1A 6 .230 04/20/54 102,749
100,000 (b) MetroNet Infrastructure Issuer LLC, Series 2023 1A 6 .560 04/20/53 102,699
139,355 (b) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 134,805
220,000 (a),(b) Myers Park CLO Ltd, Series 2018 1A, (TSFR3M + 1.862%) 6 .131 10/20/30 220,210
250,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A 5 .564 01/20/38 252,223
500,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A, (TSFR3M + 1.600%) 5 .869 01/20/38 497,163
150,000 (b) Oscar US Funding XVII LLC, Series 2024 2A 4 .470 03/12/29 150,007
250,000 (b) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4 .830 12/15/28 250,104
250,000 (b) Regional Management Issuance Trust 2024-2, Series 2024 2 5 .490 12/15/33 252,232
297,125 (b) Store Master Funding I-VII XIV XIX XX XXIV, Series 2023 1A 6 .190 06/20/53 300,164
140,625 (b) Taco Bell Funding LLC, Series 2016 1A 4 .970 05/25/46 140,591
142,463 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 135,061
260,000 (b) Tesla Auto Lease Trust 2023-B, Series 2023 B 6 .570 08/20/27 262,980
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, Series 2024 1A, (TSFR3M +
1.950%)
6 .222 04/22/37 250,329
350,000 (b) VB-S1 Issuer LLC - VBTEL, Series 2024 1A 5 .590 05/15/54 352,129
425,153 (b) VR Funding LLC, Series 2020 1A 2 .790 11/15/50 400,075
250,000 (b) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 251,137
350,000 (b) Ziply Fiber Issuer LLC, Series 2024 1A 6 .640 04/20/54 358,642
TOTAL ASSET-BACKED SECURITIES
(Cost $8,342,038) 8,425,504
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
255,783 CORPORATE BONDS - 0 .6% 255,783
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
250,000 (b) SBA Tower Trust 6 .599 01/15/28 255,783
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 255,783
TOTAL CORPORATE BONDS
(Cost $254,205) 255,783

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 79.6% –
$ 100,000 (a) Bank 2019-BNK19, Series 2019 BN20 3 .243% 09/15/62 $ 89,622
50,000 BANK 2019-BNK21, Series 2019 BN21 2 .851 10/17/52 45,962
350,000 BANK 2019-BNK22, Series 2019 BN22 3 .210 11/15/62 321,211
300,000 (a) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 276,179
200,000 (a) BANK 2024-BNK48, Series 2024 BNK48 5 .355 10/15/57 197,355
250,000 Benchmark 2018-B6 Mortgage Trust, Series 2018 B6 4 .261 10/10/51 246,242
55,000 Benchmark 2018-B8 Mortgage Trust, Series 2018 B8 4 .232 01/15/52 53,717
500,000 Benchmark 2019-B11 Mortgage Trust, Series 2019 B11 3 .784 05/15/52 462,915
350,000 Benchmark 2019-B12 Mortgage Trust, Series B12 3 .419 08/15/52 326,293
300,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .352 12/15/62 267,965
199,000 (a) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .831 12/15/72 157,285
200,000 Benchmark 2019-B9 Mortgage Trust, Series B9 4 .016 03/15/52 194,292
105,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .199 09/15/48 85,867
300,000 Benchmark 2021-B24 Mortgage Trust, Series 2021 B24 2 .584 03/15/54 261,923
100,000 Benchmark 2021-B28 Mortgage Trust, Series 2021 B28 2 .429 08/15/54 84,221
530,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 455,949
229,035 (a),(b) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.385%)
5 .707 12/15/38 228,040
250,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 1.394%) 5 .716 06/15/36 248,544
569,943 (b) CAMB Commercial Mortgage Trust 2021-CX2, Series 2021 CX2 2 .700 11/10/46 484,881
200,000 (a) CD 2017-CD4 Mortgage Trust, Series 2017 CD4 3 .514 05/10/50 195,135
15,250 Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .457 04/10/48 15,028
200,000 (a) Citigroup Commercial Mortgage Trust 2016-C3, Series 2016 C3 3 .366 11/15/49 191,610
200,000 (a) COMM 2015-LC21 Mortgage Trust, Series 2015 LC21 4 .043 07/10/48 199,674
295,000 (a) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .668 05/10/51 258,784
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022 R05,
(SOFR30A + 3.000%)
7 .354 04/25/42 307,003
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07,
(SOFR30A + 4.650%)
9 .003 06/25/42 318,211
240,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, Series 2022 R09,
(SOFR30A + 4.750%)
9 .103 09/25/42 256,195
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023 R01,
(SOFR30A + 3.750%)
8 .103 12/25/42 330,595
45,000 (a) CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017
CX10
3 .458 11/15/50 43,275
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, Series 2020 C19 2 .971 03/15/53 172,041
250,000 DBJPM 20-C9 Mortgage Trust, Series 2020 C9 1 .926 08/15/53 218,520
47,698 (b) DBWF Mortgage Trust, Series 2015 LCM 2 .998 06/10/34 46,525
200,000 (a),(b) DTP Commercial Mortgage Trust 2023-STE2, Series 2023 STE2 6 .038 01/15/41 204,930
500,000 (a),(b) EQT Trust 2024-EXTR, Series 2024 EXTR 5 .331 07/05/41 511,223
602,760 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 577,569
781,022 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 748,295
212,940 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 177,526
104,331 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 87,782
2,095,043 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 1,822,818
457,998 Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 414,038
90,758 Fannie Mae Pool, FN FS7299 3 .000 05/01/52 79,491
327,077 Fannie Mae Pool, FN MA4512 2 .500 01/01/52 273,014
299,728 Fannie Mae Pool, FN MA4548 2 .500 02/01/52 250,035
73,241 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 72,405
492,625 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 431,440
216,186 Fannie Mae Pool, FN CB2804 2 .500 02/01/52 181,813
129,891 Fannie Mae Pool, FN MA4842, Series 2022 1 5 .500 12/01/52 129,963
238,934 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 216,359
282,461 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 277,189
330,504 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 330,690
852,970 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 837,006
634,900 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 607,954
2,224,839 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,222,650
160,622 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 160,547
1,445,078 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,349,274

Portfolio of Investments April 30, 2025
(continued)
Securitized Credit

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 804,651 Fannie Mae Pool, FN MA5353 5 .500% 05/01/54 $ 803,237
419,661 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 391,860
254,945 Fannie Mae Pool, FN MA5295 6 .000 03/01/54 258,701
107,892 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 109,747
164,887 Fannie Mae Pool, FN 310210, Series 2022 1 4 .000 05/01/44 158,217
352,415 Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 329,050
395,178 Fannie Mae Pool, FN MA4701, Series 2022 1 4 .500 08/01/52 378,606
185,732 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 173,408
444,237 Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 436,524
85,157 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 83,656
192,607 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 179,817
808,812 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 774,951
118,422 Fannie Mae Pool, FN MA4804 4 .000 11/01/52 110,529
79,369 Fannie Mae REMICS, Series 2022 40 2 .000 08/25/50 53,985
77,965 Fannie Mae REMICS, Series 2022 18 3 .500 04/25/52 59,856
91,976 (a),(b) Flagstar Mortgage Trust 2021-5INV, Series 2021 5INV 3 .343 07/25/51 74,958
279,500 (a),(b) Flagstar Mortgage Trust 2021-8INV, Series 2021 8INV 3 .510 09/25/51 231,873
186,949 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 186,832
38,572 Freddie Mac Pool, FR RA7211, Series 2022 1 4 .000 04/01/52 36,075
1,269,694 Freddie Mac Pool, FR SD8329 5 .000 06/01/53 1,245,668
576,378 Freddie Mac Pool, FR RA6766 2 .500 02/01/52 483,829
71,355 Freddie Mac Pool, FR SD4810 3 .000 04/01/52 62,660
281,013 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 268,912
46,442 Freddie Mac REMICS, Series 2018 4776 4 .000 03/15/48 43,998
27,444 Freddie Mac REMICS, Series 2020 5017 2 .000 09/25/50 18,326
36,664 Freddie Mac REMICS, Series 2018 4783 4 .000 04/15/48 34,616
157,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA5, Series 2022 DNA5,
(SOFR30A + 4.500%)
8 .854 06/25/42 166,253
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022 HQA2,
(SOFR30A + 4.000%)
8 .354 07/25/42 316,075
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA3, Series 2022 HQA3,
(SOFR30A + 3.550%)
7 .904 08/25/42 313,318
56,264 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 49,854
246,839 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 237,352
61,669 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 60,668
106,261 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 102,341
228,493 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 213,580
73,255 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 64,877
318,572 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 289,987
105,121 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 71,938
575,000 GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 3 .638 05/10/50 540,895
45,000 GS Mortgage Securities Trust 2019-GSA1, Series 2019 GSA1 3 .340 11/10/52 42,068
229,581 (a),(b) GS Mortgage-Backed Securities Trust 2021-PJ6, Series 2021 PJ6 2 .500 11/25/51 185,419
86,987 (a),(b) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023 PJ1 3 .500 02/25/53 75,934
77,958 (a),(b) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 62,940
181,877 (a),(b) J.P. Morgan Mortgage Trust 2021-INV5, Series 2021 INV5 3 .187 12/25/51 151,686
250,333 (a),(b) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 211,142
220,423 (a),(b) JP Morgan Mortgage Trust 2017-2, Series 2 3 .500 05/25/47 200,123
222,042 (a),(b) JP Morgan Mortgage Trust 2017-5, Series 2017 5 4 .955 10/26/48 222,281
81,170 (a),(b) JP Morgan Mortgage Trust 2018-4, Series 2018 4 3 .500 10/25/48 72,539
241,593 (a),(b) JP MORGAN MORTGAGE TRUST 2018-5, Series 2018 5 3 .500 10/25/48 218,132
241,536 (a),(b) JP Morgan Mortgage Trust 2020-1, Series 2020 1 3 .815 06/25/50 216,846
379,724 (a),(b) JP Morgan Mortgage Trust 2020-7, Series 2020 7 3 .000 01/25/51 328,969
298,960 (a),(b) JP Morgan Mortgage Trust 2021-11, Series 2021 11 2 .500 01/25/52 241,989
22,541 (a),(b) JP Morgan Mortgage Trust 2021-4, Series 2021 4 2 .880 08/25/51 18,193
111,875 (a),(b) JP Morgan Mortgage Trust 2021-7, Series 2021 7 2 .500 11/25/51 90,744
91,303 (a),(b) JP Morgan Mortgage Trust 2021-INV4, Series 2021 INV4 3 .209 01/25/52 73,414
91,456 (a),(b) JP Morgan Mortgage Trust 2021-INV6, Series 2021 INV6 3 .343 04/25/52 74,089
250,000 (a) JPMBB Commercial Mortgage Securities Trust 2014-C23, Series
2014 C23
4 .700 09/15/47 241,772
345,000 JPMDB Commercial Mortgage Securities Trust 2016-C2, Series
2016 C2
3 .144 06/15/49 335,811

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 300,000 JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
C7
3 .409% 10/15/50 $ 287,281
74,316 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2021-5, Series
2021 5
2 .500 08/25/51 60,132
258,972 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2023-1, Series
2023 1
4 .000 02/25/53 235,335
250,000 (b) Natixis Commercial Mortgage Securities Trust 2019-LVL, Series
2019 LVL
3 .885 08/15/38 241,080
261,494 (a),(b) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 235,515
82,839 (a),(b) Oceanview Mortgage Trust 2022-1, Series 2022 1 4 .500 11/25/52 77,638
400,000 (b) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 357,844
200,000 (a),(b) ONNI Commerical Mortgage Trust 2024-APT, Series 2024 APT 5 .753 07/15/39 205,019
261,216 (a),(b) RCKT Mortgage Trust 2022-4, Series 2022 4 4 .000 06/25/52 235,349
212,764 (a),(b) Sequoia Mortgage Trust 2020-1, Series 2020 1 3 .851 02/25/50 169,269
73,218 (a),(b) Sequoia Mortgage Trust 2021-4, Series 2021 4 2 .500 06/25/51 59,383
45,000 UBS Commercial Mortgage Trust 2017-C5, Series 2017 C5 3 .474 11/15/50 43,275
250,000 (a) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 4 .492 06/15/51 242,891
100,000 (a),(b) Verus Securitization Trust 2023-INV1, Series 2023 INV1 7 .504 02/25/68 100,758
100,000 Wells Fargo Commercial Mortgage Trust 2016-BNK1, Series 2016
BNK1
2 .652 08/15/49 96,981
165,000 (a) Wells Fargo Commercial Mortgage Trust 2017-C38, Series 2017
C38
3 .917 07/15/50 156,927
90,000 Wells Fargo Commercial Mortgage Trust 2017-C42, Series 2017
C42
3 .589 12/15/50 87,218
259,000 Wells Fargo Commercial Mortgage Trust 2021-C59, Series 2021
C59
2 .626 04/15/54 226,667
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $33,848,066) 34,604,752
TOTAL LONG-TERM INVESTMENTS
(Cost $42,444,309) 43,286,039
OTHER ASSETS & LIABILITIES, NET -  0.4% 169,999
NET ASSETS - 100% $ 43,456,038
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,873,813 or 39.0% of Total Investments.

Portfolio of Investments April 30, 2025
(continued)
Securitized Credit

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 8,425,504 $ – $ 8,425,504
Corporate Bonds – 255,783 – 255,783
Mortgage-Backed Securities – 34,604,752 – 34,604,752
Total $ – $ 43,286,039 $ – $ 43,286,039

Portfolio of Investments April 30, 2025
Ultra Short Municipal
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  99.2%
9920000 MUNICIPAL BONDS - 99 .2% 9920000
ARIZONA - 1.0%
$ 100,000 (a) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
2 .450% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 17.7%
335,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2024D
1 .600 04/01/59 335,000
145,000 (a) California State, General Obligation Bonds, Kindergarten
University, Series 2004A-2
1 .550 05/01/34 145,000
330,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Rady Children's Hospital of San Diego, Variable
Rate Revenue Bonds, Series 2008B
2 .000 08/15/47 330,000
315,000 (a) Irvine Ranch Water District, California, Certificates of Participation,
Series 2009S
2 .300 10/01/41 315,000
335,000 (a) Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Variable Rate Demand Series
2016B-2
1 .600 07/01/37 335,000
315,000 (a) San Mateo County Transportation Authority, California, Sales Tax
Revenue Bonds, Limited Tax Variable Rate Demand Subordinate
Series 2020B
1 .550 06/01/49 315,000
TOTAL CALIFORNIA 1,775,000
COLORADO - 2.2%
220,000 (a) Colorado Health Facilities Authority, Revenue Bonds, Boulder
Community Hospital Project, Variable Rate Demand Obligations
Series 2000
2 .880 10/01/30 220,000
TOTAL COLORADO 220,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2013A
2 .100 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
3 .600 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.3%
300,000 (a) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
3 .600 11/01/45 300,000
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Series 2010D
3 .670 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 2.0%
200,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
2 .850 10/01/42 200,000
TOTAL FLORIDA 200,000
INDIANA - 3.4%
335,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2017C-3
2 .500 07/01/47 335,000
TOTAL INDIANA 335,000
LOUISIANA - 3.4%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
2 .500 05/01/43 335,000
TOTAL LOUISIANA 335,000
MASSACHUSETTS - 6.4%
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
2 .400 10/01/42 300,000
335,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024E-2
1 .750 07/01/52 335,000
TOTAL MASSACHUSETTS 635,000

Portfolio of Investments April 30, 2025
(continued)
Ultra Short Municipal

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 3.0%
$ 300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
2 .300% 03/01/40 $ 300,000
TOTAL MISSOURI 300,000
NEW YORK - 16.7%
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
2 .500 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
2 .500 08/01/39 335,000
335,000 (a) New York City Trust for Cultural Resources, New York, Revenue
Bonds, Pierpont Morgan Library, Series 2004
3 .550 02/01/34 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
2 .550 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
2 .750 05/15/41 335,000
TOTAL NEW YORK 1,675,000
NORTH CAROLINA - 6.6%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Variable Rate Demand Series 2007E - AGM Insured
2 .500 01/15/44 330,000
335,000 (a) North Carolina Educational Facilities Finance Agency, Revenue
Bonds, Duke University, Variable Rate Series 1992A
3 .450 06/01/27 335,000
TOTAL NORTH CAROLINA 665,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
2 .500 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
2 .450 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 6.1%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
3 .620 12/01/39 335,000
275,000 (a) Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth
Series, Variable Rate Demand Obligations, Series 2009C
3 .620 08/01/31 275,000
TOTAL PENNSYLVANIA 610,000
TENNESSEE - 3.4%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
3 .650 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 2.0%
200,000 (a) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Texas Children's Hospital, Series
2015-3
2 .800 10/01/45 200,000
TOTAL TEXAS 200,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 6.0%
$ 355,000 (a) Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Smithsonian Institution, Series 2003B
3 .600% 12/01/33 $ 355,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable Rate
Demand Obligations, Series 2003D
3 .280 02/15/38 250,000
TOTAL VIRGINIA 605,000
TOTAL MUNICIPAL BONDS
(Cost $9,920,000) 9,920,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,920,000) 9,920,000
TOTAL INVESTMENTS - 99 .2%
(Cost $ 9,920,000 ) 9,920,000
OTHER ASSETS & LIABILITIES, NET -  0.8% 80,000
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,920,000 – 9,920,000
Total $ – $ 9,920,000 $ – $ 9,920,000